UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22132

Aberdeen Funds

Exact name of registrant as specified in charter:

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Address of principal executive offices:

Ms. Lucia Sitar, Esquire

Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Name and address of agent for service:

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

866-667-9231

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.3%)
AUSTRALIA (6.0%)
Consumer Discretionary (0.8%)
Aristocrat Leisure Ltd.(a)	3,817	$68,651

Energy (0.5%)
Woodside Petroleum Ltd.(a)	1,600	40,022

Health Care (2.8%)
Cochlear Ltd.(a)	500	70,663
CSL Ltd.(a)	1,192	169,495

		240,158

Materials (1.9%)
BHP Group PLC(a)	7,573	169,201

		518,032

CHINA (24.8%)
Communication Services (7.6%)
Autohome, Inc., ADR(b)	1,171	84,757
China Mobile Ltd.(a)	10,000	105,173
Tencent Holdings Ltd.(a)	10,400	462,952

		652,882

Consumer Discretionary (5.8%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(c)	21,299	174,291
Huazhu Group Ltd., ADR(d)	2,073	65,818
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(c)	16,799	109,466
SAIC Motor Corp. Ltd., A Shares(a)(c)	9,515	37,899
Yum China Holdings, Inc.	3,084	112,412

		499,886

Consumer Staples (1.9%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(c)	1,600	165,260

Financials (2.4%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	21,500	209,315

Health Care (0.9%)
Wuxi Biologics Cayman, Inc.(a)(b)(e)	9,000	77,824

Industrials (1.0%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	11,898	87,978

Information Technology (2.0%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(c)	29,600	133,576
Sunny Optical Technology Group Co. Ltd.(a)	3,800	37,712

		171,288

Materials (1.1%)
Anhui Conch Cement Co. Ltd., H Shares(a)	17,000	92,707

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Real Estate (2.1%)
China Resources Land Ltd.(a)	46,000	$179,481

		2,136,621

HONG KONG (13.6%)
Financials (6.9%)
AIA Group Ltd.(a)	30,600	276,303
Hong Kong Exchanges & Clearing Ltd.(a)	4,661	145,838
HSBC Holdings PLC(a)	20,144	170,595

		592,736

Industrials (3.1%)
Jardine Strategic Holdings Ltd.(a)	7,000	268,352

Information Technology (1.0%)
ASM Pacific Technology Ltd.(a)	8,300	89,427

Real Estate (2.6%)
Hang Lung Group Ltd.(a)	16,000	47,020
Swire Properties Ltd.(a)	45,300	176,814

		223,834

		1,174,349

INDIA (12.2%)
Consumer Discretionary (0.9%)
Hero MotoCorp Ltd.(a)	2,025	74,884

Consumer Staples (2.4%)
Hindustan Unilever Ltd.(a)	1,534	37,897
ITC Ltd.(a)	43,910	172,007

		209,904

Financials (5.2%)
HDFC Bank Ltd.(a)	3,005	87,651
Housing Development Finance Corp. Ltd.(a)	9,119	246,682
Kotak Mahindra Bank Ltd.(a)	6,310	111,684

		446,017

Information Technology (1.9%)
Tata Consultancy Services Ltd.(a)	5,759	162,988

Materials (1.8%)
Grasim Industries Ltd.(a)	13,258	134,396
UltraTech Cement Ltd.(a)	500	24,789

		159,185

		1,052,978

INDONESIA (5.6%)
Consumer Discretionary (1.9%)
Astra International Tbk PT(a)	276,000	167,436

Consumer Staples (0.6%)
Unilever Indonesia Tbk PT(a)	13,600	48,662

Financials (3.1%)
Bank Central Asia Tbk PT(a)	131,200	265,406

		481,504

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

MALAYSIA (0.9%)
Financials (0.9%)
Public Bank Bhd(a)	13,100	$79,353

PHILIPPINES (2.5%)
Financials (2.5%)
Ayala Corp.(a)	9,500	169,431
Bank of the Philippine Islands(a)	23,955	41,930

		211,361

SINGAPORE (9.6%)
Communication Services (0.9%)
Singapore Telecommunications Ltd.(a)	34,500	77,570

Financials (5.3%)
DBS Group Holdings Ltd.(a)	9,415	167,799
Oversea-Chinese Banking Corp. Ltd.(a)	24,474	209,955
United Overseas Bank Ltd.(a)	4,274	80,100

		457,854

Industrials (1.5%)
Keppel Corp. Ltd.(a)	29,100	132,324

Real Estate (1.9%)
City Developments Ltd.(a)	23,900	163,581

		831,329

SOUTH KOREA (3.3%)
Communication Services (0.8%)
NAVER Corp.(a)	600	73,551

Consumer Staples (0.9%)
E-MART, Inc.(a)	438	75,657

Materials (1.6%)
LG Chem Ltd.(a)	418	138,669

		287,877

TAIWAN (5.1%)
Communication Services (1.0%)
Taiwan Mobile Co. Ltd.(a)	23,100	82,548

Information Technology (4.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	48,000	356,062

		438,610

THAILAND (3.7%)
Health Care (0.9%)
Bangkok Dusit Medical Services PCL, Foreign Shares(a)	103,800	78,483

Materials (2.3%)
Siam Cement PCL (The), Foreign Shares(a)	13,100	196,223

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Real Estate (0.5%)
Central Pattana PCL, Foreign Shares(a)	16,200	$41,352

		316,058

UNITED KINGDOM (3.0%)
Financials (1.0%)
Standard Chartered PLC(a)	10,696	86,264

Materials (2.0%)
Rio Tinto PLC—London Listing(a)	3,184	176,146

		262,410

Total Common Stocks		7,790,482

PREFERRED STOCKS (5.7%)
SOUTH KOREA (5.7%)
Consumer Staples (0.3%)
Amorepacific Corp., Preferred Shares(a)	318	29,237

Information Technology (5.4%)
Samsung Electronics Co., Ltd.(a)	13,693	463,995

		493,232

Total Preferred Stocks		493,232

SHORT-TERM INVESTMENT (3.8%)
UNITED STATES (3.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(f)	325,282	325,282

Total Short-Term Investment		325,282

Total Investments (Cost $8,176,313)—99.8%		8,608,996

Other Assets in Excess of Liabilities—0.2%		15,418

Net Assets—100.0%		$8,624,414

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(d)

All or a portion of the securities are on loan. The total value of all securities on loan is $59,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.5%)
CHINA (72.1%)
Communication Services (14.4%)
Autohome, Inc., ADR(a)	1,650	$119,427
China Literature Ltd.(a)(b)(c)	13,800	68,208
China Mobile Ltd.(c)	26,500	278,709
Tencent Holdings Ltd.(c)	24,100	1,072,802

		1,539,146

Consumer Discretionary (13.4%)
China International Travel Service Corp. Ltd., A Shares(c)(d)	51,800	423,883
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(c)(d)	200	1,637
Fuyao Glass Industry Group Co. Ltd., H Shares(b)(c)	72,000	251,107
Huazhu Group Ltd., ADR(e)	3,700	117,475
Midea Group Co. Ltd., A Shares (Stock Connect)(c)(d)	9,000	58,646
Nexteer Automotive Group Ltd.(c)	83,000	125,659
OneSmart International Education Group Ltd., ADR(a)	13,000	108,290
Shenzhou International Group Holdings Ltd.(c)	15,000	176,630
Yum China Holdings, Inc.	4,374	159,432

		1,422,759

Consumer Staples (5.7%)
Convenience Retail Asia Ltd.(c)	248,000	111,792
Health & Happiness H&H International Holdings Ltd.(a)(c)	7,500	45,689
Kweichow Moutai Co. Ltd., A Shares(c)(d)	2,400	247,890
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)(d)	1,900	196,247

		601,618

Energy (3.3%)
CNOOC Ltd.(c)	173,000	289,156
G3 Exploration Ltd.(a)(c)	53,000	27,042
PetroChina Co. Ltd., H Shares(c)	62,000	40,016

		356,214

Financials (12.5%)
China Construction Bank Corp., Class H(c)	450,000	405,361
China Merchants Bank Co. Ltd., H Shares(c)	90,500	398,992
Ping An Insurance Group Co. of China Ltd., H Shares(c)	54,000	525,720

		1,330,073

Health Care (5.8%)
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	65,000	114,656
CSPC Pharmaceutical Group Ltd.(c)	158,000	272,580
Tong Ren Tang Technologies Co. Ltd., H Shares(c)	80,000	107,631
Wuxi Biologics Cayman, Inc.(a)(b)(c)	14,000	121,060

		615,927

Industrials (4.4%)
China Conch Venture Holdings Ltd.(c)	48,500	162,202
Shanghai International Airport Co. Ltd., A Shares(c)(d)	41,500	306,867

		469,069

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen China Opportunities Fund

Information Technology (6.9%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares(c)(d)	87,375	$394,298
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(c)(d)	10,150	45,804
Sunny Optical Technology Group Co. Ltd.(c)	8,500	84,356
TravelSky Technology Ltd., H Shares(c)	76,000	206,432

		730,890

Real Estate (5.7%)
China Resources Land Ltd.(c)	90,000	351,159
China Vanke Co. Ltd., H Shares(c)	60,000	243,305
Yanlord Land Group Ltd.(c)	11,200	10,590

		605,054

		7,670,750

HONG KONG (28.0%)
Communication Services (0.4%)
Asia Satellite Telecommunications Holdings Ltd.	63,000	43,835

Consumer Discretionary (3.6%)
Aeon Stores (Hong Kong) Co. Ltd.(c)	159,000	85,145
Shangri-La Asia Ltd.(c)	114,000	148,863
Techtronic Industries Co. Ltd.(c)	25,000	145,938

		379,946

Financials (9.8%)
AIA Group Ltd.(c)	76,000	686,242
Hong Kong Exchanges & Clearing Ltd.(c)	10,362	324,218
HSBC Holdings PLC(c)	3,698	31,318

		1,041,778

Industrials (4.9%)
Kerry Logistics Network Ltd.(c)	122,500	192,115
MTR Corp. Ltd.(c)	39,338	220,008
Pacific Basin Shipping Ltd.(c)	543,000	107,823

		519,946

Information Technology (2.3%)
ASM Pacific Technology Ltd.(c)	23,200	249,963

Real Estate (4.1%)
Hang Lung Group Ltd.(c)	52,000	152,815
Swire Properties Ltd.(c)	71,600	279,468

		432,283

Utilities (1.4%)
Hong Kong & China Gas Co. Ltd.(c)	71,017	154,323

		2,822,074

UNITED STATES (1.9%)
Consumer Discretionary (1.9%)
Samsonite International SA(a)(b)(c)	65,900	195,988

Total Common Stocks		10,688,812

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen China Opportunities Fund

SHORT-TERM INVESTMENT (0.5%)
UNITED STATES (0.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(f)	$57,198	$57,198

		57,198

Total Short-Term Investment		57,198

Total Investments (Cost $10,271,289)—101.0%		10,746,010

Liabilities in Excess of Other Assets—(1.0)%		(107,812)

Net Assets—100.0%		$10,638,198

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(d)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(e)

All or a portion of the securities are on loan. The total value of all securities on loan is $106,610. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.9%)
AUSTRALIA (1.0%)
Consumer Staples (1.0%)
Treasury Wine Estates Ltd.(a)	118,400	$1,332,475

BRAZIL (2.1%)
Industrials (2.1%)
CCR SA(a)	369,500	1,508,283
Cosan Logistica SA(a)(b)	285,900	1,259,274

		2,767,557

CANADA (3.3%)
Energy (1.3%)
Enbridge, Inc.	47,300	1,732,126

Industrials (1.0%)
Canadian Pacific Railway Ltd.	6,700	1,372,830

Materials (1.0%)
Barrick Gold Corp.	104,176	1,394,917

		4,499,873

CHINA (0.7%)
Industrials (0.7%)
CRRC Corp. Ltd., Class H(a)	894,950	901,728

FINLAND (3.0%)
Information Technology (1.3%)
Nokia OYJ(a)	282,400	1,784,106

Materials (1.7%)
Stora Enso OYJ, R Shares(a)	90,900	1,222,814
UPM-Kymmene OYJ(a)	36,000	1,045,502

		2,268,316

		4,052,422

FRANCE (4.2%)
Energy (1.0%)
TOTAL SA, ADR	24,300	1,329,939

Financials (1.1%)
AXA SA(a)	62,600	1,451,704

Industrials (0.9%)
Alstom SA(a)	32,300	1,299,418

Utilities (1.2%)
Veolia Environnement SA(a)	75,400	1,592,874

		5,673,935

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

GERMANY (3.2%)
Financials (1.2%)
Deutsche Boerse AG(a)	12,200	$1,624,404

Health Care (1.0%)
Bayer AG(a)	17,500	1,326,426

Information Technology (1.0%)
Infineon Technologies AG(a)	64,300	1,430,255

		4,381,085

HONG KONG (1.0%)
Financials (1.0%)
AIA Group Ltd.(a)	154,600	1,395,962

ITALY (0.7%)
Financials (0.7%)
Mediobanca Banca di Credito Finanziario SpA(a)	106,500	928,121

JAPAN (4.8%)
Consumer Staples (1.0%)
Japan Tobacco, Inc.(a)	55,100	1,394,897

Financials (1.0%)
Mitsubishi UFJ Financial Group, Inc.(a)	263,900	1,415,538

Health Care (0.6%)
Takeda Pharmaceutic SP, ADR(b)	39,265	784,122

Real Estate (2.2%)
Daito Trust Construction Co. Ltd.(a)	11,600	1,611,148
LaSalle Logiport REIT(a)	1,300	1,298,406

		2,909,554

		6,504,111

LUXEMBOURG (0.8%)
Materials (0.8%)
ArcelorMittal	47,400	1,113,900

NETHERLANDS (0.9%)
Consumer Staples (0.9%)
Unilever NV, CVA(a)	22,900	1,226,299

PORTUGAL (1.0%)
Communication Services (1.0%)
NOS SGPS SA(a)	204,593	1,327,159

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.(a)	183,500	1,574,189

SOUTH KOREA (1.3%)
Materials (1.3%)
LG Chem Ltd.(a)	5,200	1,725,067

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

SPAIN (2.0%)
Financials (0.9%)
Banco Bilbao Vizcaya Argentaria SA(a)	206,500	$1,225,608

Industrials (1.1%)
Ferrovial SA(a)	66,246	1,485,558

		2,711,166

SWEDEN (2.3%)
Consumer Staples (1.3%)
Essity AB, Class B(a)	63,700	1,762,486

Financials (1.0%)
Swedbank AB, A Shares(a)	60,700	1,378,888

		3,141,374

SWITZERLAND (5.8%)
Consumer Staples (1.2%)
Nestle SA(a)	17,700	1,543,155

Financials (2.2%)
UBS Group AG(a)	101,200	1,311,926
Zurich Insurance Group AG(a)	5,400	1,694,805

		3,006,731

Health Care (2.4%)
Novartis AG, ADR	18,600	1,627,872
Roche Holding AG(a)	6,000	1,596,214

		3,224,086

		7,773,972

UNITED KINGDOM (7.0%)
Communication Services (1.8%)
BT Group PLC, ADR	48,000	732,480
Vodafone Group PLC(a)	954,900	1,741,530

		2,474,010

Energy (1.1%)
BP PLC, ADR	35,800	1,472,096

Financials (1.0%)
Standard Chartered PLC(a)	175,700	1,417,040

Health Care (1.2%)
Dechra Pharmaceuticals PLC(a)	51,500	1,600,047

Industrials (1.9%)
easyJet PLC(a)	65,800	1,090,253
Melrose Industries PLC(a)	649,474	1,439,577

		2,529,830

		9,493,023

UNITED STATES (49.6%)
Communication Services (3.3%)
Activision Blizzard, Inc.	13,200	623,568
Alphabet, Inc., Class C(b)	1,400	1,562,918

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

AT&T, Inc.	33,700	$1,013,022
Comcast Corp., Class A	36,100	1,320,177

		4,519,685

Consumer Discretionary (8.7%)
Aptiv PLC	23,100	1,827,903
Dollar General Corp.	12,700	1,465,961
Lennar Corp., Class A	27,600	1,308,792
Lowe’s Cos., Inc.	15,400	1,480,864
MGM Resorts International	56,000	1,648,640
Target Corp.	19,100	1,394,300
TJX Cos., Inc. (The)	25,600	1,273,088
Whirlpool Corp.	10,100	1,343,401

		11,742,949

Consumer Staples (3.3%)
Kraft Heinz Co. (The)	32,900	1,581,174
Molson Coors Brewing Co., Class B	16,100	1,072,421
Mondelez International, Inc., Class A	38,300	1,771,758

		4,425,353

Energy (3.9%)
EOG Resources, Inc.	14,700	1,458,240
Helmerich & Payne, Inc.	15,300	856,647
Kinder Morgan, Inc.	94,000	1,701,400
Schlumberger Ltd.	29,500	1,304,195

		5,320,482

Financials (7.4%)
American International Group, Inc.	29,900	1,292,577
Bank of America Corp.	51,000	1,451,970
Citigroup, Inc.	21,100	1,360,106
Evercore, Inc., Class A	14,700	1,314,915
Huntington Bancshares, Inc.	95,300	1,261,772
Progressive Corp. (The)	26,200	1,762,998
Wells Fargo & Co.	32,900	1,609,139

		10,053,477

Health Care (4.3%)
Allergan PLC	9,800	1,411,004
Medtronic PLC	16,200	1,431,918
Pfizer, Inc.	31,300	1,328,685
UnitedHealth Group, Inc.	6,100	1,648,220

		5,819,827

Industrials (3.0%)
Delta Air Lines, Inc.	29,300	1,448,299
FedEx Corp.	7,700	1,367,289
Raytheon Co.	7,800	1,285,128

		4,100,716

Information Technology (10.2%)
Amdocs Ltd.	9,819	548,686
Apple, Inc.	15,800	2,629,752
Broadcom, Inc.	6,000	1,609,500
Cisco Systems, Inc.	32,600	1,541,654
Intel Corp.	35,200	1,658,624

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

Leidos Holdings, Inc.	17,700	$1,026,600
Microsoft Corp.	16,000	1,670,880
Park Electrochemical Corp.	61,344	1,397,416
TE Connectivity Ltd.	20,300	1,643,285

		13,726,397

Real Estate (2.1%)
Digital Realty Trust, Inc., REIT	12,700	1,375,918
GEO Group, Inc. (The), REIT	65,000	1,465,750

		2,841,668

Utilities (3.4%)
Clearway Energy, Inc., Class A	47,400	696,780
CMS Energy Corp.	22,700	1,183,578
FirstEnergy Corp.	26,700	1,046,640
NextEra Energy, Inc.	9,000	1,610,820

		4,537,818

		67,088,372

Total Common Stocks		129,611,790

EXCHANGE-TRADED FUNDS (1.0%)
UNITED STATES (1.0%)
iShares Nasdaq Biotechnology ETF	11,900	1,305,311

Total Exchange-Traded Funds		1,305,311

PREFERRED STOCKS (1.3%)
SOUTH KOREA (1.3%)
Information Technology (1.3%)
Samsung Electronics Co., Ltd.(a)	51,100	1,731,553

Total Preferred Stocks		1,731,553

SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(c)	2,332,662	2,332,662

Total Short-Term Investment		2,332,662

Total Investments (Cost $124,185,474)—99.9%		134,981,316

Other Assets in Excess of Liabilities—0.1%		146,642

Net Assets—100.0%		$135,127,958

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
CVA	Dutch Certificate
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Dynamic Dividend Fund

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
04/11/2019	Citibank N.A.	USD	2,989,662	EUR	2,600,000	$2,993,038	$(3,376)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.1%)
BRAZIL (8.0%)
Consumer Discretionary (1.4%)
Lojas Renner SA(a)	6,431,304	$80,361,371

Consumer Staples (2.2%)
Ambev SA(a)	18,736,400	90,018,056
BRF SA(a)(b)	5,334,669	34,444,389

		124,462,445

Energy (1.0%)
Ultrapar Participacoes SA(a)	3,620,128	56,813,632

Materials (2.3%)
Vale SA, ADR(c)	10,680,200	132,861,688

Real Estate (1.1%)
Multiplan Empreendimentos Imobiliarios SA(a)	9,117,800	65,098,884

		459,598,020

CHILE (2.0%)
Consumer Discretionary (1.0%)
S.A.C.I. Falabella(a)	6,887,199	55,327,376

Financials (1.0%)
Banco Santander Chile, ADR	1,833,946	59,309,814

		114,637,190

CHINA (26.4%)
Communication Services (10.3%)
58.com, Inc.(b), ADR	918,355	58,223,707
Autohome, Inc., ADR(b)(c)	957,552	69,307,614
China Mobile Ltd.(a)	8,380,100	88,136,311
Tencent Holdings Ltd.(a)	8,397,700	373,820,107

		589,487,739

Consumer Discretionary (5.2%)
China International Travel Service Corp. Ltd., A Shares (Stock Connect)(a)(d)	9,732,141	79,638,719
Huazhu Group Ltd., ADR(c)	1,865,646	59,234,261
Midea Group Co. Ltd., A Shares (Stock Connect)(a)(d)	9,869,492	64,311,888
Yum China Holdings, Inc.	2,559,880	93,307,626

		296,492,494

Consumer Staples (2.4%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)(d)	1,330,918	137,467,586

Financials (3.1%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	18,418,000	179,309,512

Health Care (0.5%)
Wuxi Biologics Cayman, Inc.(a)(b)(e)	3,587,500	31,021,663

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

Industrials (1.3%)
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(d)	10,092,592	$74,628,558

Information Technology (1.6%)
Hangzhou Hikvision Digital Technology Co. Ltd., A Shares (Stock Connect)(a)(d)	14,318,547	64,615,497
Sunny Optical Technology Group Co. Ltd.(a)	2,814,000	27,926,623

		92,542,120

Real Estate (2.0%)
China Resources Land Ltd.(a)	28,718,000	112,050,868

		1,513,000,540

HONG KONG (5.3%)
Financials (4.3%)
AIA Group Ltd.(a)	16,669,000	150,512,827
Hong Kong Exchanges & Clearing Ltd.(a)	2,969,474	92,912,209

		243,425,036

Real Estate (1.0%)
Hang Lung Group Ltd.(a)	15,648,000	45,985,652
Hang Lung Properties Ltd.(a)	5,880,000	12,875,100

		58,860,752

		302,285,788

HUNGARY (0.1%)
Health Care (0.1%)
Richter Gedeon Nyrt(a)	238,840	5,100,706

INDIA (12.7%)
Consumer Discretionary (0.7%)
Hero MotoCorp Ltd.(a)	1,104,635	40,849,227

Consumer Staples (2.9%)
Hindustan Unilever Ltd.(a)	2,816,878	69,589,455
ITC Ltd.(a)	24,515,114	96,032,478

		165,621,933

Financials (5.2%)
Aditya Birla Capital Ltd.(a)(b)	6,018,476	6,868,467
Housing Development Finance Corp. Ltd.(a)	7,094,260	191,910,219
Kotak Mahindra Bank Ltd.(a)	5,537,184	98,005,086

		296,783,772

Information Technology (1.8%)
Tata Consultancy Services Ltd.(a)	3,579,886	101,315,584

Materials (2.1%)
Grasim Industries Ltd.(a)	4,052,083	41,075,761
UltraTech Cement Ltd.(a)	1,591,349	78,897,164

		119,972,925

		724,543,441

INDONESIA (5.7%)
Consumer Discretionary (2.4%)
Astra International Tbk PT(a)	226,400,600	137,346,295

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

Financials (2.2%)
Bank Central Asia Tbk PT(a)	61,825,200	$125,067,037

Materials (1.1%)
Indocement Tunggal Prakarsa Tbk PT(a)	44,237,100	60,983,563

		323,396,895

ITALY (0.8%)
Energy (0.8%)
Tenaris SA, ADR	1,929,800	48,187,106

MALAYSIA (1.3%)
Financials (1.3%)
Public Bank Bhd(a)	12,474,900	75,566,253

MEXICO (5.0%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	1,194,401	108,714,379

Financials (1.7%)
Grupo Financiero Banorte SAB de CV, Class O	17,733,939	98,628,792

Industrials (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,482,050	81,164,312

		288,507,483

PHILIPPINES (3.4%)
Financials (2.4%)
Ayala Corp.(a)	2,871,960	51,220,823
Bank of the Philippine Islands(a)	47,725,394	83,537,827

		134,758,650

Real Estate (1.0%)
Ayala Land, Inc.(a)	70,312,800	60,075,831

		194,834,481

POLAND (0.8%)
Financials (0.8%)
Bank Polska Kasa Opieki SA(a)	1,568,329	46,675,519

RUSSIA (2.3%)
Energy (2.3%)
LUKOIL PJSC, ADR	1,617,336	129,710,347

SOUTH AFRICA (4.0%)
Communication Services (2.5%)
MTN Group Ltd.(a)	8,531,578	55,820,736
Naspers Ltd., N Shares(a)	359,800	83,230,283

		139,051,019

Consumer Discretionary (0.7%)
Truworths International Ltd.(a)	6,755,839	41,118,074

Consumer Staples (0.8%)
Massmart Holdings Ltd.	6,679,209	46,328,318

		226,497,411

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

SOUTH KOREA (2.4%)
Communication Services (0.9%)
NAVER Corp.(a)	430,014	$52,713,501

Materials (1.5%)
LG Chem Ltd.(a)	262,608	87,118,560

		139,832,061

TAIWAN (4.9%)
Information Technology (4.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	37,963,017	281,608,318

THAILAND (2.9%)
Financials (0.7%)
Siam Commercial Bank PCL (The), Foreign Shares(a)	9,814,600	41,860,336

Materials (2.2%)
Siam Cement PCL (The), Foreign Shares(a)	8,229,000	123,260,765

		165,121,101

TURKEY (1.1%)
Consumer Staples (1.1%)
BIM Birlesik Magazalar A.S.(a)	3,533,273	61,742,138

Total Common Stocks		5,100,844,798

PREFERRED STOCKS (10.1%)
BRAZIL (3.9%)
Financials (3.9%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%(c)	18,021,062	223,821,590

SOUTH KOREA (6.2%)
Consumer Staples (0.2%)
Amorepacific Corp., Preferred Shares(a)	110,981	10,203,683

Information Technology (6.0%)
Samsung Electronics Co., Ltd.(a)	10,239,967	346,987,308

		357,190,991

Total Preferred Stocks		581,012,581

SHORT-TERM INVESTMENT (1.1%)
UNITED STATES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(f)	59,737,281	59,737,281

Total Short-Term Investment		59,737,281

Total Investments (Cost $5,208,974,849)—100.3%		5,741,594,660

Liabilities in Excess of Other Assets—(0.3)%		(15,489,843)

Net Assets—100.0%		$5,726,104,817

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Fund

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $145,659,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(d)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Focused U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.8%)
Communication Services (8.1%)
Alphabet, Inc., Class A(a)	798	$898,460
Comcast Corp., Class A(b)	19,229	703,205

		1,601,665

Consumer Discretionary (17.4%)
Amazon.com, Inc.(a)	795	1,366,390
Starbucks Corp.	8,782	598,406
Tiffany & Co.	6,905	612,681
TJX Cos., Inc. (The)	17,562	873,358

		3,450,835

Consumer Staples (6.4%)
Costco Wholesale Corp.	3,122	670,075
Philip Morris International, Inc.	7,666	588,136

		1,258,211

Energy (4.0%)
EOG Resources, Inc.	7,921	785,763

Financials (14.3%)
Charles Schwab Corp. (The)	15,242	712,868
First Republic Bank	7,150	690,904
Intercontinental Exchange, Inc.	9,001	690,917
M&T Bank Corp.	4,444	731,216

		2,825,905

Health Care (13.5%)
Baxter International, Inc.	13,513	979,557
Johnson & Johnson	6,624	881,522
UnitedHealth Group, Inc.	3,017	815,194

		2,676,273

Industrials (15.0%)
Canadian National Railway Co.	8,734	729,464
Raytheon Co.	4,205	692,816
Snap-on, Inc.	4,268	708,445
Verisk Analytics, Inc.(a)	7,155	840,068

		2,970,793

Information Technology (14.6%)
Microsoft Corp.	12,246	1,278,850
Texas Instruments, Inc.(b)	6,467	651,097
Visa, Inc., Class A	7,096	958,031

		2,887,978

Utilities (3.5%)
NextEra Energy, Inc.	3,860	690,863

Total Common Stocks		19,148,286

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Focused U.S. Equity Fund

SHORT-TERM INVESTMENT (3.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(c)	$651,705	$651,705

Total Short-Term Investment		651,705

Total Investments (Cost $17,609,564)—100.1%		19,799,991

Liabilities in Excess of Other Assets—(0.1)%		(15,954)

Net Assets—100.0%		$19,784,037

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,267,880. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2019.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.1%)
AUSTRALIA (2.6%)
Consumer Staples (1.5%)
Treasury Wine Estates Ltd.(a)	44,400	$499,678

Health Care (1.1%)
CSL Ltd.(a)	2,500	355,485

		855,163

CANADA (2.0%)
Materials (2.0%)
Nutrien Ltd.	12,840	665,184

CHINA (4.1%)
Communication Services (2.0%)
Tencent Holdings Ltd.(a)	15,100	672,170

Consumer Discretionary (2.1%)
Yum China Holdings, Inc.	18,500	674,325

		1,346,495

GERMANY (1.5%)
Information Technology (1.5%)
Infineon Technologies AG(a)	22,600	502,702

HONG KONG (3.5%)
Financials (2.0%)
AIA Group Ltd.(a)	73,700	665,475

Industrials (1.5%)
Jardine Matheson Holdings Ltd.(a)	7,400	495,020

		1,160,495

INDIA (3.2%)
Consumer Staples (1.4%)
ITC Ltd.(a)	117,250	459,301

Financials (1.8%)
Housing Development Finance Corp. Ltd.(a)	22,900	619,479

		1,078,780

ISRAEL (2.1%)
Information Technology (2.1%)
Check Point Software Technologies Ltd.(b)	6,200	693,904

JAPAN (8.2%)
Consumer Staples (2.1%)
Japan Tobacco, Inc.(a)	27,100	686,056

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Equity Fund

Health Care (1.5%)
Sysmex Corp.(a)	9,100	$507,295

Industrials (1.6%)
FANUC Corp.(a)	3,010	511,946

Information Technology (2.0%)
Keyence Corp.(a)	1,300	669,000

Materials (1.0%)
Shin-Etsu Chemical Co. Ltd.(a)	4,100	345,698

		2,719,995

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR	7,100	646,242

SINGAPORE (1.8%)
Financials (1.8%)
Oversea-Chinese Banking Corp. Ltd.(a)	70,496	604,763

SWEDEN (2.6%)
Industrials (2.6%)
Atlas Copco AB, A Shares(a)	19,500	508,742
Epiroc AB, Class A(a)(b)	36,400	349,525

		858,267

SWITZERLAND (7.1%)
Consumer Staples (2.1%)
Nestle SA(a)	7,800	680,034

Health Care (5.0%)
Novartis AG(a)	11,500	1,003,959
Roche Holding AG(a)	2,500	665,089

		1,669,048

		2,349,082

TAIWAN (2.7%)
Information Technology (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,800	895,356

THAILAND (2.2%)
Financials (2.2%)
Kasikornbank PCL(a)	114,400	741,137

UNITED KINGDOM (14.5%)
Communication Services (1.7%)
Vodafone Group PLC(a)	317,700	579,416

Consumer Staples (3.6%)
British American Tobacco PLC(a)	19,300	680,326
Diageo PLC(a)	13,600	519,063

		1,199,389

Energy (1.6%)
Royal Dutch Shell PLC, B Shares(a)	16,700	518,512

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Equity Fund

Financials (1.4%)
Standard Chartered PLC(a)	57,030	$459,953

Industrials (3.1%)
Experian PLC(a)	19,900	499,641
Rolls-Royce Holdings PLC(a)(b)	44,027	511,745

		1,011,386

Materials (3.1%)
Croda International PLC(a)	5,653	357,910
Linde PLC	4,200	684,642

		1,042,552

		4,811,208

UNITED STATES (30.1%)
Communication Services (2.3%)
Alphabet, Inc., Class A(b)	681	766,731

Consumer Discretionary (3.7%)
Booking Holdings, Inc.(b)	300	549,843
TJX Cos., Inc. (The)	13,600	676,328

		1,226,171

Consumer Staples (4.1%)
Estee Lauder Cos., Inc. (The), Class A	5,100	695,742
PepsiCo, Inc.	5,750	647,852

		1,343,594

Energy (5.0%)
EOG Resources, Inc.(c)	8,200	813,440
Schlumberger Ltd.	19,100	844,411

		1,657,851

Financials (6.0%)
CME Group, Inc.	1,800	328,104
First Republic Bank	3,800	367,194
Intercontinental Exchange, Inc.	8,400	644,784
M&T Bank Corp.	3,900	641,706

		1,981,788

Health Care (2.6%)
Johnson & Johnson	3,800	505,704
PRA Health Sciences, Inc.(b)	3,500	370,895

		876,599

Information Technology (6.4%)
Amdocs Ltd.	5,278	294,935
Oracle Corp.(c)	13,500	678,105
Visa, Inc., Class A	8,600	1,161,086

		2,134,126

		9,986,860

Total Common Stocks		29,915,633

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Global Equity Fund

PREFERRED STOCKS (8.4%)
BRAZIL (3.2%)
Financials (3.2%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	85,040	$1,056,196

GERMANY (1.9%)
Consumer Staples (1.9%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	6,600	642,404

SOUTH KOREA (3.3%)
Information Technology (3.3%)
Samsung Electronics Co. Ltd., GDR	1,300	1,082,900

Total Preferred Stocks		2,781,500

SHORT-TERM INVESTMENT (1.1%)
UNITED STATES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(d)	356,648	356,648

Total Short-Term Investment		356,648

Total Investments (Cost $30,059,489)—99.6%		33,053,781

Other Assets in Excess of Liabilities—0.4%		141,360

Net Assets—100.0%		$33,195,141

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,410,373. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.3%)
ARGENTINA (1.6%)
Industrials (0.8%)
Corp. America Airports SA(a)	107,400	$865,644

Materials (0.8%)
Loma Negra Cia Industrial Argentina SA, ADR(a)	60,000	777,600

		1,643,244

BRAZIL (5.4%)
Industrials (5.4%)
CCR SA(b)	583,800	2,383,046
Cosan Logistica SA(a)(b)	700,000	3,083,218

		5,466,264

CANADA (4.7%)
Energy (2.8%)
Enbridge, Inc.	78,000	2,850,017

Industrials (1.9%)
Canadian Pacific Railway Ltd.	9,400	1,926,060

		4,776,077

CHINA (8.6%)
Communication Services (1.1%)
China Unicom Hong Kong Ltd., ADR	95,000	1,095,350

Industrials (6.5%)
China Everbright International Ltd.(b)	1,048,333	1,058,633
China Merchants Port Holdings Co. Ltd.(b)	595,000	1,179,849
China Railway Construction Corp. Ltd., Class H(b)	689,500	957,500
COSCO SHIPPING Ports Ltd.(b)	977,227	1,020,007
CRRC Corp. Ltd., Class H(b)	1,100,200	1,108,532
Zhejiang Expressway Co. Ltd., Class H(b)	1,210,100	1,245,941

		6,570,462

Utilities (1.0%)
Beijing Enterprises Water Group Ltd.(b)	1,844,000	1,067,758

		8,733,570

FRANCE (6.6%)
Industrials (4.8%)
Aeroports de Paris(b)	6,900	1,319,976
Bouygues SA(b)	29,500	1,044,100
Vinci SA(b)	28,000	2,463,731

		4,827,807

Utilities (1.8%)
Veolia Environnement SA(b)	89,200	1,884,408

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

		6,712,215

GERMANY (1.2%)
Industrials (1.2%)
Fraport AG Frankfurt Airport Services Worldwide(b)	14,600	$1,153,895

INDONESIA (4.9%)
Communication Services (3.7%)
Sarana Menara Nusantara Tbk PT(b)	13,060,700	790,364
Tower Bersama Infrastructure Tbk PT(b)	6,200,000	2,186,125
XL Axiata Tbk PT(a)(b)	5,071,800	787,529

		3,764,018

Industrials (1.2%)
Jasa Marga Persero Tbk PT(b)	3,413,400	1,207,890

		4,971,908

ITALY (4.5%)
Industrials (1.4%)
Atlantia SpA(b)	57,800	1,368,073

Materials (1.7%)
Buzzi Unicem SpA(b)	91,300	1,744,201

Utilities (1.4%)
Enel SpA(b)	232,100	1,402,793

		4,515,067

JAPAN (1.8%)
Industrials (1.8%)
East Japan Railway Co.(b)	20,100	1,862,258

MEXICO (3.3%)
Industrials (1.8%)
Promotora y Operadora de Infraestructura SAB de CV	177,500	1,806,351

Utilities (1.5%)
Infraestructura Energetica Nova SAB de CV	397,000	1,557,087

		3,363,438

NETHERLANDS (1.2%)
Communication Services (1.2%)
Koninklijke KPN NV(b)	382,400	1,175,581

PHILIPPINES (1.8%)
Industrials (1.8%)
International Container Terminal Services, Inc.	896,100	1,860,641

PORTUGAL (1.6%)
Communication Services (1.6%)
NOS SGPS SA(b)	245,500	1,592,516

SPAIN (7.7%)
Communication Services (2.2%)
Cellnex Telecom SA(b)(c)	77,700	2,189,556

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

Industrials (2.7%)
Ferrovial SA(b)	122,591	$2,749,088

Utilities (2.8%)
Atlantica Yield PLC	51,000	917,490
EDP Renovaveis SA(b)	211,900	1,908,921

		2,826,411

		7,765,055

UNITED KINGDOM (1.5%)
Communication Services (1.5%)
Vodafone Group PLC(b)	832,600	1,518,482

UNITED STATES (39.9%)
Communication Services (4.1%)
AT&T, Inc.	25,800	775,548
Comcast Corp., Class A(d)	20,100	735,057
DISH Network Corp., Class A(a)(d)	31,000	950,770
T-Mobile US, Inc.(a)	24,700	1,719,614

		4,180,989

Consumer Discretionary (1.2%)
TravelCenters of America LLC(a)	240,000	1,204,800

Energy (7.0%)
Kinder Morgan, Inc.(d)	157,900	2,857,990
SemGroup Corp.(d), Class A	80,200	1,284,804
Williams Cos., Inc.(d)	107,700	2,900,361

		7,043,155

Industrials (9.1%)
Dycom Industries, Inc.(a)	17,200	998,460
Genesee & Wyoming, Inc., Class A(a)(d)	16,400	1,287,728
Kansas City Southern	12,500	1,321,875
MasTec, Inc.(a)(d)	28,000	1,242,640
Norfolk Southern Corp.(d)	10,300	1,727,722
Union Pacific Corp.(d)	9,400	1,495,258
Waste Connections, Inc.	13,100	1,094,636

		9,168,319

Materials (1.3%)
Vulcan Materials Co.(d)	13,200	1,341,780

Real Estate (6.6%)
American Tower Corp., REIT	11,600	2,004,944
CoreCivic, Inc., REIT	74,400	1,478,328
Crown Castle International Corp., REIT	17,000	1,990,020
GEO Group, Inc. (The), REIT	53,200	1,199,660

		6,672,952

Utilities (10.6%)
American Electric Power Co., Inc.	14,700	1,163,064
Clearway Energy, Inc.	68,000	1,026,120
CMS Energy Corp.(d)	30,900	1,611,126
DTE Energy Co.(d)	11,600	1,365,900
Evergy, Inc.	23,456	1,344,498
FirstEnergy Corp.(d)	36,200	1,419,040

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

NextEra Energy, Inc.(d)	10,200	$1,825,596
Vistra Energy Corp.(a)	40,700	1,021,977

		10,777,321

		40,389,316

Total Common Stocks		97,499,527

EXCHANGE-TRADED FUNDS (0.9%)
UNITED STATES (0.9%)
Alerian MLP ETF(d)	97,200	956,448

Total Exchange-Traded Funds		956,448

SHORT-TERM INVESTMENT (2.5%)
UNITED STATES (2.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	2,476,459	2,476,459

Total Short-Term Investment		2,476,459

Total Investments (Cost $97,246,395)—99.7%		100,932,434

Other Assets in Excess of Liabilities—0.3%		351,600

Net Assets—100.0%		$101,284,034

(a)	Non-income producing security.
(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)

All or a portion of the securities are on loan. The total value of all securities on loan is $16,689,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Euro/United States Dollar
04/11/2019	Goldman Sachs & Co.	EUR	4,000,000	USD	4,621,252	$4,604,674	$(16,578)

						$4,604,674	$(16,578)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Global Infrastructure Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/11/2019	Royal Bank of Canada	USD	4,598,392	EUR	4,000,000	$4,604,674	$(6,282)
United States Dollar/Hong Kong Dollar
04/11/2019	State Street Bank and Trust	USD	7,678,272	HKD	60,000,000	7,665,827	12,445

						$12,270,501	$6,163

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Income Builder Fund

	Shares or Principal Amount	Value
COMMON STOCKS (47.2%)
UNITED STATES (47.2%)
Communication Services (6.3%)
Alphabet, Inc., Class A(a)	1,400	$1,576,246
Alphabet, Inc., Class C(a)	1,400	1,562,918
Comcast Corp., Class A(b)	45,000	1,645,650
Verizon Communications, Inc.	15,000	825,900

		5,610,714

Consumer Discretionary (2.4%)
TJX Cos., Inc. (The)	42,000	2,088,660

Consumer Staples (2.6%)
Constellation Brands, Inc., Class A(b)	5,000	868,300
PepsiCo, Inc.	13,000	1,464,710

		2,333,010

Energy (0.6%)
Marathon Petroleum Corp.	8,000	530,080

Financials (8.6%)
Bank of America Corp.	61,000	1,736,670
Citigroup, Inc.	22,000	1,418,120
CME Group, Inc.	8,000	1,458,240
Discover Financial Services	16,000	1,079,840
JPMorgan Chase & Co.	19,000	1,966,500

		7,659,370

Health Care (7.9%)
Johnson & Johnson	20,000	2,661,600
Pfizer, Inc.(b)	60,000	2,547,000
UnitedHealth Group, Inc.	6,500	1,756,300

		6,964,900

Industrials (5.6%)
CSX Corp.(b)	25,000	1,642,500
Raytheon Co.(b)	9,000	1,482,840
Snap-on, Inc.(b)	11,000	1,825,890

		4,951,230

Information Technology (10.5%)
Apple, Inc.	13,914	2,315,846
Broadcom, Inc.	6,000	1,609,500
Cisco Systems, Inc.(b)	44,000	2,080,760
Microsoft Corp.	32,000	3,341,760

		9,347,866

Real Estate (0.6%)
Boston Properties, Inc., REIT	4,000	527,480

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Income Builder Fund

Utilities (2.1%)
CMS Energy Corp.(b)	17,000	$886,380
NextEra Energy, Inc.(b)	5,500	984,390

		1,870,770

		41,884,080

Total Common Stocks		41,884,080

CORPORATE BONDS (50.2%)
CANADA (1.6%)
Aerospace & Defense (1.1%)
Bombardier, Inc. (USD), 7.50%, 12/01/2024(c)	968,000	938,960

Food Products (0.5%)
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025(c)	506,000	487,025

		1,425,985

DENMARK (0.6%)
Oil & Gas Services (0.6%)
Welltec AS (USD), 9.50%, 12/01/2022(c)	500,000	481,250

NETHERLANDS (1.7%)
Commercial Services & Supplies (0.9%)
Cimpress NV (USD), 7.00%, 06/15/2026(c)	850,000	828,750

Packaging & Containers (0.8%)
OI European Group BV (USD), 4.00%, 03/15/2023(c)	740,000	715,950

		1,544,700

UNITED STATES (46.3%)
Aerospace & Defense (0.8%)
TransDigm, Inc. (USD), 6.00%, 07/15/2022	675,000	680,063

Commercial Banks (1.1%)
Bank of America Corp., Series DD, FRN (USD), (fixed rate to 03/10/2026, variable rate thereafer), 6.30%(d)	936,000	1,007,782

Commercial Services & Supplies (1.7%)
Graham Holdings Co. (USD), 5.75%, 06/01/2026(c)	622,000	643,770
Iron Mountain, Inc. (USD), 6.00%, 08/15/2023	856,000	877,400

		1,521,170

Computers & Peripherals (3.9%)
Banff Merger Sub, Inc. (USD), 9.75%, 09/01/2026(c)	1,017,000	968,692
Dell International LLC / EMC Corp. (USD), 5.88%, 06/15/2021(c)	445,000	452,259
Dell International LLC / EMC Corp. (USD), 6.02%, 06/15/2026(c)	273,000	285,548
Exela Intermediate LLC / Exela Finance, Inc. (USD), 10.00%, 07/15/2023(c)	950,000	950,000
Harland Clarke Holdings Corp. (USD), 8.38%, 08/15/2022(c)	900,000	843,750

		3,500,249

Diversified Financial Services (2.3%)
Alliance Data Systems Corp. (USD), 5.38%, 08/01/2022(c)	1,169,000	1,169,000
Navient Corp. (USD), 4.88%, 06/17/2019	414,000	414,517

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Income Builder Fund

Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (USD), 6.75%, 06/01/2025(c)	$436,000	$430,550

		2,014,067

Diversified Telecommunication Services (1.9%)
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	750,000	686,250
Sprint Corp. (USD), 7.88%, 09/15/2023	900,000	956,250

		1,642,500

Electric Utilities (1.7%)
Calpine Corp. (USD), 5.25%, 06/01/2026(c)	608,000	577,600
NRG Energy, Inc. (USD), 6.25%, 05/01/2024	856,000	885,960

		1,463,560

Energy Equipment & Services (2.7%)
Cheniere Corpus Christi Holdings LLC (USD), 7.00%, 06/30/2024	1,081,000	1,185,046
Energy Transfer LP (USD), 5.88%, 01/15/2024	1,172,000	1,245,250

		2,430,296

Entertainment (1.4%)
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (USD), 6.13%, 08/15/2021(c)	863,000	860,842
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024(c)	404,000	399,960

		1,260,802

Health Care Equipment & Supplies (0.7%)
Avantor, Inc. (USD), 6.00%, 10/01/2024(c)	600,000	613,500

Healthcare Providers & Services (4.9%)
Centene Corp. (USD), 4.75%, 01/15/2025	784,000	794,780
DaVita, Inc. (USD), 5.13%, 07/15/2024	544,000	537,363
Encompass Health Corp. (USD), 5.75%, 11/01/2024	600,000	606,750
HCA, Inc. (USD), 4.75%, 05/01/2023	1,089,000	1,118,947
HCA, Inc. (USD), 5.63%, 09/01/2028	310,000	320,559
HCA, Inc. (USD), 5.88%, 02/01/2029	396,000	414,810
Tenet Healthcare Corp. (USD), 5.13%, 05/01/2025	600,000	586,248

		4,379,457

Home Builders (1.9%)
Century Communities, Inc. (USD), 5.88%, 07/15/2025	750,000	690,000
Lennar Corp. (USD), 4.75%, 11/29/2027	600,000	568,500
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	550,000	455,125

		1,713,625

Leisure Time (0.9%)
Viking Cruises Ltd. (USD), 5.88%, 09/15/2027(c)	801,000	782,978

Lodging (0.8%)
Wyndham Destinations, Inc. (USD), 6.35%, 10/01/2025	686,000	684,285

Media (6.2%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.88%, 04/01/2024(c)	1,013,000	1,038,568
CSC Holdings LLC (USD), 10.13%, 01/15/2023(c)	1,383,001	1,493,363
CSC Holdings LLC (USD), 6.50%, 02/01/2029(c)	200,000	202,625
Gray Television, Inc. (USD), 7.00%, 05/15/2027(c)	424,000	439,010
Meredith Corp. (USD), 6.88%, 02/01/2026(c)	900,000	927,000
Radiate Holdco LLC / Radiate Finance, Inc. (USD), 6.63%, 02/15/2025(c)	600,000	556,500
Sirius XM Radio, Inc. (USD), 6.00%, 07/15/2024(c)	848,000	880,860

		5,537,926

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Income Builder Fund

Metal Fabricate/Hardware (0.5%)
Novelis Corp. (USD), 5.88%, 09/30/2026(c)	$500,000	$482,500
Office/Business Equipment (1.8%)
Pitney Bowes, Inc. (USD), 3.88%, 10/01/2021	926,000	905,165
Xerox Corp. (USD), 3.63%, 03/15/2023	676,000	643,890

		1,549,055

Oil & Gas Services (1.2%)
Apergy Corp. (USD), 6.38%, 05/01/2026	968,000	952,270
Nine Energy Service, Inc. (USD), 8.75%, 11/01/2023(c)	91,000	91,228

		1,043,498

Oil, Gas & Consumable Fuels (3.3%)
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023(c)	658,000	626,337
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. (USD), 6.00%, 08/01/2026(c)	287,000	284,130
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026(c)	500,000	447,500
Oasis Petroleum, Inc. (USD), 6.25%, 05/01/2026(c)	727,000	689,741
Sanchez Energy Corp. (USD), 7.25%, 02/15/2023(b)(c)	—	—
WPX Energy, Inc. (USD), 8.25%, 08/01/2023	750,000	834,375

		2,882,083

Pharmaceutical (1.1%)
Bausch Health Cos, Inc. (USD), 7.00%, 03/15/2024(c)	900,000	945,540

Real Estate Investment Trust (REIT) Funds (1.7%)
CyrusOne LP / CyrusOne Finance Corp. (USD), 5.38%, 03/15/2027	527,000	528,318
GLP Capital LP / GLP Financing II, Inc. (USD), 5.38%, 04/15/2026	982,000	1,002,946

		1,531,264

Retail (1.2%)
Rite Aid Corp. (USD), 6.13%, 04/01/2023(c)	600,000	506,250
Staples, Inc. (USD), 8.50%, 09/15/2025(c)	600,000	576,000

		1,082,250

Software (2.6%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026(c)	850,000	876,775
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025(c)	500,000	478,750
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025(c)	956,000	958,390

		2,313,915

		41,062,365

Total Corporate Bonds		44,514,300

SHORT-TERM INVESTMENT (1.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	1,213,321	1,213,321

Total Short-Term Investment		1,213,321

Total Investments (Cost $73,654,631)—98.8%		87,611,701

Other Assets in Excess of Liabilities—1.2%		1,086,225

Net Assets—100.0%		$88,697,926

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $11,434,649. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2019.

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.7%)
AUSTRALIA (4.0%)
Consumer Staples (2.1%)
Treasury Wine Estates Ltd.(a)	468,456	$5,272,008

Health Care (1.9%)
CSL Ltd.(a)	35,200	5,005,231

		10,277,239

CANADA (3.4%)
Industrials (1.5%)
Ritchie Bros Auctioneers, Inc.	107,300	3,856,904

Materials (1.9%)
Nutrien Ltd.	95,360	4,940,184

		8,797,088

CHINA (4.1%)
Communication Services (2.0%)
Tencent Holdings Ltd.(a)	114,700	5,105,823

Consumer Discretionary (2.1%)
Yum China Holdings, Inc.	146,300	5,332,635

		10,438,458

FRANCE (3.8%)
Consumer Discretionary (2.2%)
LVMH Moet Hennessy Louis Vuitton SE(a)	17,800	5,710,243

Consumer Staples (1.6%)
L’Oreal SA(a)	16,600	4,001,016

		9,711,259

GERMANY (5.5%)
Financials (1.5%)
Deutsche Boerse AG(a)	29,503	3,928,263

Health Care (1.0%)
Bayer AG(a)	33,452	2,535,519

Information Technology (1.4%)
Infineon Technologies AG(a)	167,800	3,732,454

Materials (1.6%)
Linde PLC(b)	24,596	3,989,219

		14,185,455

HONG KONG (5.0%)
Financials (3.0%)
AIA Group Ltd.(a)	850,900	7,683,206

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Equity Fund

Industrials (2.0%)
Jardine Matheson Holdings Ltd.(a)	76,100	$5,090,682

		12,773,888

INDIA (3.5%)
Consumer Staples (1.6%)
ITC Ltd.(a)	1,024,800	4,014,425

Financials (1.9%)
Housing Development Finance Corp. Ltd.(a)	181,100	4,899,023

		8,913,448

ISRAEL (2.0%)
Information Technology (2.0%)
Check Point Software Technologies Ltd.(b)(c)	46,900	5,249,048

JAPAN (13.7%)
Consumer Discretionary (1.6%)
Shimano, Inc.(a)	29,000	4,069,169

Consumer Staples (3.6%)
Ain Holdings, Inc.(a)	36,500	2,672,346
Japan Tobacco, Inc.(a)	261,600	6,622,595

		9,294,941

Financials (1.9%)
Japan Exchange Group, Inc.(a)	280,800	4,944,516

Health Care (1.5%)
Sysmex Corp.(a)	68,200	3,801,929

Industrials (1.6%)
FANUC Corp.(a)	23,100	3,928,885

Information Technology (2.0%)
Keyence Corp.(a)	9,900	5,094,689

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd.(a)	45,900	3,870,132

		35,004,261

MEXICO (2.4%)
Consumer Staples (2.4%)
Fomento Economico Mexicano SAB de CV, ADR	68,600	6,243,972

NEW ZEALAND (1.1%)
Industrials (1.1%)
Auckland International Airport Ltd.(a)	536,800	2,732,093

PHILIPPINES (1.5%)
Real Estate (1.5%)
Ayala Land, Inc.(a)	4,442,200	3,795,452

SINGAPORE (2.0%)
Financials (2.0%)
Oversea-Chinese Banking Corp. Ltd.(a)	607,018	5,207,417

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Equity Fund

SWEDEN (3.0%)
Industrials (3.0%)
Atlas Copco AB, A Shares(a)	198,200	$5,170,906
Epiroc AB, Class A(a)(b)	259,000	2,487,002

		7,657,908

SWITZERLAND (8.3%)
Consumer Staples (2.1%)
Nestle SA(a)	61,900	5,396,682

Health Care (5.1%)
Novartis AG(a)	73,500	6,416,606
Roche Holding AG(a)	24,400	6,491,271

		12,907,877

Industrials (1.1%)
dormakaba Holding AG(a)(b)	4,306	2,836,604

		21,141,163

TAIWAN (3.1%)
Information Technology (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,061,000	7,870,460

THAILAND (2.1%)
Financials (2.1%)
Kasikornbank PCL(a)	851,000	5,513,178

UNITED KINGDOM (19.7%)
Communication Services (4.1%)
Inmarsat PLC(a)	935,100	4,539,620
Vodafone Group PLC(a)	3,218,200	5,869,297

		10,408,917

Consumer Staples (3.7%)
British American Tobacco PLC(a)	148,900	5,248,730
Diageo PLC(a)	110,200	4,205,939

		9,454,669

Energy (2.5%)
Royal Dutch Shell PLC, B Shares(a)	206,200	6,402,230

Financials (3.3%)
Prudential PLC(a)	247,900	4,847,965
Standard Chartered PLC(a)	457,657	3,691,055

		8,539,020

Health Care (1.1%)
Genus PLC	98,904	2,887,621

Industrials (3.5%)
Experian PLC(a)	200,300	5,029,046
Rolls-Royce Holdings PLC(a)(b)	329,500	3,829,922

		8,858,968

Materials (1.5%)
Croda International PLC(a)	60,160	3,808,922

		50,360,347

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen International Equity Fund

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Samsonite International SA(a)(b)(d)	1,265,700	$3,764,212

Total Common Stocks		229,636,346

PREFERRED STOCKS (7.6%)
BRAZIL (2.6%)
Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%(c)	545,783	6,778,625

GERMANY (2.0%)
Consumer Staples (2.0%)
Henkel AG & Co. KGaA, Preferred Shares, 1.33%(a)	52,200	5,080,831

SOUTH KOREA (3.0%)
Information Technology (3.0%)
Samsung Electronics Co. Ltd., GDR	9,100	7,580,300

Total Preferred Stocks		19,439,756

SHORT-TERM INVESTMENT (2.0%)
UNITED STATES (2.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	5,073,786	5,073,786

Total Short-Term Investment		5,073,786

Total Investments (Cost $241,390,877)—99.3%		254,149,888

Other Assets in Excess of Liabilities—0.7%		1,832,881

Net Assets—100.0%		$255,982,769

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

All or a portion of the securities are on loan. The total value of all securities on loan is $8,255,213. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.0%)
AUSTRALIA (4.5%)
Real Estate (4.5%)
Goodman Group, REIT(a)	301,589	$2,566,798
Scentre Group REIT(a)	582,906	1,688,260

		4,255,058

AUSTRIA (1.8%)
Real Estate (1.8%)
CA Immobilien Anlagen AG	47,182	1,688,181

BELGIUM (1.8%)
Real Estate (1.8%)
VGP NV	22,334	1,682,077

BRAZIL (2.3%)
Real Estate (2.3%)
BR Malls Participacoes SA(a)	293,074	1,169,461
LOG Commercial Properties e Participacoes SA(b)	1	5
MRV Engenharia e Participacoes SA(a)	242,084	996,397

		2,165,863

CANADA (4.1%)
Real Estate (4.1%)
Allied Properties Real Estate Investment Trust, REIT	38,359	1,377,940
Canadian Apartment Properties REIT	27,457	977,958
Dream Global Real Estate Investment Trust, REIT	157,283	1,552,541

		3,908,439

CHINA (8.2%)
Real Estate (8.2%)
China Resources Land Ltd.(a)	597,639	2,331,846
China Vanke Co. Ltd., H Shares(a)	455,730	1,848,027
CIFI Holdings Group Co. Ltd.(a)	1,567,428	1,037,105
Longfor Group Holdings Ltd.(a)	494,614	1,541,241
Times China Holdings Ltd.(a)	735,014	961,953

		7,720,172

FRANCE (4.6%)
Real Estate (4.6%)
Gecina SA, REIT(a)	15,737	2,312,748
Unibail-Rodamco-Westfield(a)	11,575	2,081,783

		4,394,531

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Real Estate Equity Fund

GERMANY (8.2%)
Real Estate (8.2%)
ADO Properties SA(a)(c)(d)	40,541	$2,433,653
Instone Real Estate Group AG(b)(c)(d)	60,356	1,302,223
TLG Immobilien AG(a)	41,766	1,282,306
Vonovia SE(a)	54,289	2,728,488

		7,746,670

HONG KONG (15.0%)
Real Estate (15.0%)
China Overseas Land & Investment Ltd.(a)	488,457	1,842,524
CK Asset Holdings Ltd.(a)	479,176	4,034,089
Link REIT(a)	303,332	3,334,268
New World Development Co. Ltd.(a)	2,040,774	3,218,604
Shimao Property Holdings Ltd.(a)	357,608	1,018,344
Swire Properties Ltd.(a)	198,200	773,610

		14,221,439

JAPAN (18.7%)
Real Estate (18.7%)
Daiwa Office Investment Corp., REIT(a)	199	1,330,935
Hulic Reit, Inc. REIT(a)	1,096	1,800,558
Invesco Office J-Reit, Inc.(a)(d)	15,144	2,283,969
Japan Retail Fund Investment Corp. REIT(a)	841	1,725,235
Kenedix, Inc.(a)	195,382	1,028,760
Mitsui Fudosan Co. Ltd., REIT(a)	136,100	3,306,529
NIPPON REIT Investment Corp.(a)	488	1,728,658
Orix JREIT, Inc., REIT(a)	1,061	1,854,502
Sumitomo Realty & Development Co. Ltd.(a)	69,210	2,643,121

		17,702,267

MEXICO (2.0%)
Consumer Discretionary (1.3%)
Hoteles City Express SAB de CV(b)(d)	1,051,363	1,238,725

Real Estate (0.7%)
Corp. Inmobiliaria Vesta SAB de CV(d)	488,480	684,354

		1,923,079

NETHERLANDS (2.6%)
Information Technology (1.6%)
InterXion Holding NV(b)	24,522	1,472,301

Real Estate (1.0%)
Corestate Capital Holding SA(a)	25,822	946,377

		2,418,678

PHILIPPINES (1.2%)
Real Estate (1.2%)
Ayala Land, Inc.(a)	934,982	798,856
Megaworld Corp.(a)	3,419,205	339,517
SM Prime Holdings, Inc.(a)	1	1

		1,138,374

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Real Estate Equity Fund

REPUBLIC OF IRELAND (3.0%)
Consumer Discretionary (1.9%)
Dalata Hotel Group PLC(d)	271,455	$1,774,138

Real Estate (1.1%)
Green REIT PLC(a)	653,051	1,080,842

		2,854,980

SINGAPORE (1.9%)
Real Estate (1.9%)
CapitaLand Mall Trust, REIT(a)	1,006,619	1,797,568

SPAIN (3.4%)
Real Estate (3.4%)
Inmobiliaria Colonial Socimi SA, REIT(a)	157,550	1,611,784
Merlin Properties Socimi SA, REIT(a)	119,183	1,598,933

		3,210,717

SWEDEN (2.3%)
Real Estate (2.3%)
Fabege AB(a)	82,944	1,210,308
Kungsleden AB(a)	122,114	926,993

		2,137,301

UNITED KINGDOM (5.0%)
Real Estate (5.0%)
LondonMetric Property PLC, REIT(a)	482,233	1,187,732
Segro PLC, REIT(a)	179,934	1,529,565
South Asian Real Estate Pvt. Ltd.(b)(c)(d)(e)	2,000,000	—
St Modwen Properties PLC(a)	167,800	903,593
UNITE Group PLC REIT(a)	96,587	1,153,537

		4,774,427

UNITED STATES (6.4%)
Real Estate (6.4%)
Alexandria Real Estate Equities, Inc., REIT	6,370	838,993
Digital Realty Trust, Inc., REIT	10,980	1,189,573
Equinix, Inc., REIT	4,356	1,716,264
Equity LifeStyle Properties, Inc., REIT	7,728	818,240
Prologis, Inc. REIT(f)	21,748	1,504,092

		6,067,162

Total Common Stocks		91,806,983

SHORT-TERM INVESTMENT (2.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32% (USD), 2.32%, 12/31/2030 (g)	2,250,846	2,250,846

Total Short-Term Investment		2,250,846

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen International Real Estate Equity Fund

Total Investments (Cost $99,455,761)—99.4%	94,057,829

Other Assets in Excess of Liabilities—0.6%	524,842

Net Assets—100.0%	$94,582,671

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(f)

All or a portion of the securities are on loan. The total value of all securities on loan is $1,408,834. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (93.9%)
AUSTRALIA (2.4%)
Consumer Discretionary (2.4%)
ARB Corp. Ltd.(a)	143,700	$1,638,322

BRAZIL (7.6%)
Consumer Discretionary (1.7%)
Arezzo Industria e Comercio SA(a)	79,100	1,193,003

Health Care (2.6%)
Odontoprev SA(a)	398,800	1,788,404

Industrials (1.8%)
Wilson Sons Ltd., BDR	105,186	1,196,869

Real Estate (1.5%)
Iguatemi Empresa de Shopping Centers SA(a)	82,100	1,003,172

		5,181,448

CANADA (1.9%)
Industrials (1.9%)
Ritchie Bros Auctioneers, Inc.	36,200	1,301,211

CHILE (5.6%)
Consumer Staples (4.6%)
Embotelladora Andina SA	547,200	1,877,402
Vina Concha y Toro SA	594,800	1,232,591

		3,109,993

Real Estate (1.0%)
Parque Arauco SA	258,500	709,515

		3,819,508

GERMANY (4.8%)
Consumer Discretionary (1.8%)
Fielmann AG(a)	17,500	1,188,171

Financials (0.6%)
Hypoport AG(a)(b)	2,041	426,838

Materials (2.4%)
FUCHS PETROLUB SE(a)	36,600	1,607,110

		3,222,119

HONG KONG (2.9%)
Industrials (2.9%)
Kerry Logistics Network Ltd.(a)	1,256,700	1,970,866

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Small Cap Fund

INDIA (5.4%)
Consumer Staples (2.1%)
Jyothy Laboratories Ltd.(a)	539,800	$1,398,489

Health Care (1.4%)
Sanofi India Ltd.(a)	10,500	955,061

Materials (1.9%)
Castrol (India) Ltd.(a)	583,000	1,302,663

		3,656,213

INDONESIA (4.5%)
Consumer Discretionary (2.4%)
Ace Hardware Indonesia Tbk PT(a)	13,120,100	1,598,178

Materials (2.1%)
Indocement Tunggal Prakarsa Tbk PT(a)	1,027,900	1,417,023

		3,015,201

ISRAEL (1.4%)
Information Technology (1.4%)
NICE Ltd.(a)(b)	8,800	970,162

ITALY (2.7%)
Consumer Discretionary (2.7%)
Brunello Cucinelli SpA(a)	50,000	1,808,154

JAPAN (5.9%)
Consumer Staples (0.9%)
Ain Holdings, Inc.(a)	8,400	615,006

Health Care (2.3%)
Asahi Intecc Co. Ltd.(a)	36,700	1,597,261

Industrials (2.7%)
Nabtesco Corp.(a)	68,200	1,804,362

		4,016,629

MALAYSIA (1.4%)
Consumer Staples (1.4%)
Carlsberg Brewery Malaysia Bhd(a)	194,200	972,752

MEXICO (3.6%)
Industrials (3.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	136,100	2,464,601

NEW ZEALAND (2.4%)
Industrials (2.4%)
Auckland International Airport Ltd.(a)	315,600	1,606,275

SINGAPORE (2.3%)
Health Care (2.3%)
Raffles Medical Group Ltd.(a)	1,919,944	1,586,174

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen International Small Cap Fund

SOUTH AFRICA (1.5%)
Consumer Staples (1.5%)
Clicks Group Ltd.	68,700	$1,019,850

SPAIN (1.6%)
Consumer Staples (1.6%)
Viscofan SA(a)	19,900	1,109,348

SWITZERLAND (10.8%)
Consumer Staples (2.6%)
Barry Callebaut AG(a)	1,040	1,769,332

Health Care (2.2%)
Tecan Group AG(a)	7,500	1,514,508

Industrials (4.5%)
dormakaba Holding AG(a)(b)	2,470	1,627,127
VAT Group AG(a)(b)(c)	13,600	1,408,136

		3,035,263

Information Technology (1.5%)
Temenos AG(a)(b)	7,600	1,025,881

		7,344,984

THAILAND (2.3%)
Real Estate (2.3%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund(a)(d)	2,605,100	1,584,449

TURKEY (1.0%)
Consumer Staples (1.0%)
BIM Birlesik Magazalar A.S.(a)	39,400	688,495

UNITED KINGDOM (20.1%)
Communication Services (1.3%)
Inmarsat PLC(a)	185,200	899,088

Consumer Discretionary (3.2%)
Fuller Smith & Turner PLC, Class A(a)	84,700	1,202,713
Millennium & Copthorne Hotels PLC(a)	156,800	999,133

		2,201,846

Health Care (5.8%)
Abcam PLC(a)	44,300	772,137
Dechra Pharmaceuticals PLC(a)	57,800	1,795,780
Genus PLC	45,929	1,340,952

		3,908,869

Industrials (4.3%)
Rotork PLC(a)	383,700	1,384,924
Ultra Electronics Holdings PLC(a)	89,800	1,511,829

		2,896,753

Information Technology (2.3%)
AVEVA Group PLC(a)	44,100	1,576,391

Materials (3.2%)
Croda International PLC(a)	19,800	1,253,602

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen International Small Cap Fund

Victrex PLC(a)	30,800	$924,869

		2,178,471

		13,661,418

UNITED STATES (1.4%)
Consumer Discretionary (1.4%)
Samsonite International SA(a)(b)(c)	317,100	943,060

VIETNAM (0.4%)
Financials (0.4%)
Vietnam Technological & Commercial Joint Stock Bank(a)(b)	254,280	291,878

Total Common Stocks		63,873,117

SHORT-TERM INVESTMENT (5.1%)
UNITED STATES (5.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	3,491,981	3,491,981

Total Short-Term Investment		3,491,981

Total Investments (Cost $58,248,903)—99.0%		67,365,098

Other Assets in Excess of Liabilities—1.0%		680,682

Net Assets—100.0%		$68,045,780

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	As of January 31, 2019, security is a closed-end fund incorporated in Thailand.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

BDR	Brazilian Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Japanese Equities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.2%)(a)
JAPAN (95.2%)
Communication Services (5.9%)
KDDI Corp.	2,378	$59,413
Yahoo Japan Corp.	8,660	23,408

		82,821

Consumer Discretionary (18.4%)
Denso Corp.	720	33,118
Honda Motor Co. Ltd.	640	19,214
Nitori Holdings Co. Ltd.	160	20,835
Shimano, Inc.	150	21,048
Stanley Electric Co. Ltd.	1,443	41,912
Toyota Motor Corp.	540	33,237
USS Co. Ltd.	1,080	18,910
Yamaha Corp.	1,080	47,265
ZOZO, Inc.	1,080	21,853

		257,392

Consumer Staples (14.4%)
Calbee, Inc.	540	17,389
Coca-Cola Bottlers Japan Holdings, Inc.	420	12,973
Japan Tobacco, Inc.	1,450	36,708
Pigeon Corp.	880	34,502
Seven & i Holdings Co. Ltd.	1,084	47,201
Shiseido Co. Ltd.	580	34,502
Welcia Holdings Co. Ltd.	500	18,965

		202,240

Financials (6.1%)
AEON Financial Service Co. Ltd.	1,210	23,466
Japan Exchange Group, Inc.	2,350	41,381
Tokio Marine Holdings, Inc.	402	19,684

		84,531

Health Care (12.1%)
Asahi Intecc Co. Ltd.	600	26,113
Chugai Pharmaceutical Co. Ltd.	719	42,455
Shionogi & Co. Ltd.	850	52,426
Sysmex Corp.	877	48,890

		169,884

Industrials (18.6%)
Amada Holdings Co. Ltd.	2,580	25,967
Daikin Industries Ltd.	374	40,482
East Japan Railway Co.	496	45,954
FANUC Corp.	219	37,248
Komatsu Ltd.	560	14,746
Makita Corp.	1,270	44,999
MISUMI Group, Inc.	650	14,878

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Japanese Equities Fund

Nabtesco Corp.	1,385	$36,643

		260,917

Information Technology (10.7%)
Keyence Corp.	138	71,017
Otsuka Corp.	740	23,952
Renesas Electronics Corp.	3,930	22,658
SCSK Corp.	800	32,372

		149,999

Materials (9.0%)
Kansai Paint Co. Ltd.	1,500	26,320
Nippon Paint Holdings Co. Ltd.	1,005	33,728
Shin-Etsu Chemical Co. Ltd.	782	65,936

		125,984

		1,333,768

Total Common Stocks		1,333,768

SHORT-TERM INVESTMENT (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	13,110	13,110

Total Short-Term Investment		13,110

Total Investments (Cost $1,380,112)—96.1%		1,346,878

Other Assets in Excess of Liabilities—3.9%		54,634

Net Assets—100.0%		$1,401,512

(a)

All securities are fair valued. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
UNITED STATES (98.5%)
Diversified REITs (3.5%)
STORE Capital Corp., REIT	43,382	$1,402,106
VEREIT, Inc.(a), REIT	156,347	1,263,284

		2,665,390

Health Care REITs (12.8%)
Medical Properties Trust, Inc.(a), REIT	83,613	1,521,757
Omega Healthcare Investors, Inc., REIT	40,003	1,607,721
Ventas, Inc., REIT	47,709	3,076,753
Welltower, Inc.(a), REIT	47,607	3,689,066

		9,895,297

Hotel & Resort REITs (4.4%)
DiamondRock Hospitality Co., REIT	60,929	619,039
Host Hotels & Resorts, Inc.(a), REIT	82,376	1,487,710
Park Hotels & Resorts, Inc.(a), REIT	23,666	711,637
Pebblebrook Hotel Trust, REIT	19,208	615,616

		3,434,002

Hotels, Resorts & Cruise Lines (0.5%)
Hyatt Hotels Corp., Class A	5,255	367,377

Industrial REITs (11.5%)
Duke Realty Corp., REIT	63,849	1,866,945
Prologis, Inc. REIT(a)	77,875	5,385,835
STAG Industrial, Inc., REIT	29,027	800,274
Terreno Realty Corp., REIT	20,937	844,599

		8,897,653

Mortgage REITs (0.5%)
Starwood Property Trust, Inc., REIT	17,392	384,015

Office REITs (14.1%)
Alexandria Real Estate Equities, Inc., REIT	18,073	2,380,395
Brandywine Realty Trust, REIT	50,986	767,324
Douglas Emmett, Inc., REIT	36,388	1,376,558
Highwoods Properties, Inc., REIT	34,313	1,520,752
Hudson Pacific Properties, Inc., REIT	27,628	897,081
SL Green Realty Corp., REIT	16,792	1,552,085
Tier REIT, Inc., REIT	25,530	599,955
Vornado Realty Trust, REIT	26,369	1,843,457

		10,937,607

Residential REITs (17.0%)
AvalonBay Communities, Inc., REIT	21,414	4,131,189
Camden Property Trust, REIT	13,020	1,262,289
Equity LifeStyle Properties, Inc., REIT	17,909	1,896,205
Equity Residential, REIT	15,309	1,110,821
Essex Property Trust, Inc., REIT	8,140	2,207,568

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Realty Income & Growth Fund

Invitation Homes, Inc.(a), REIT	25,641	576,666
Mid-America Apartment Communities, Inc., REIT	19,307	$1,955,413

		13,140,151

Retail REITs (17.3%)
Brixmor Property Group, Inc., REIT	57,327	982,012
Federal Realty Investment Trust, REIT	10,524	1,395,167
Macerich Co. (The)(a), REIT	22,287	1,028,768
National Retail Properties, Inc., REIT	31,175	1,643,234
Realty Income Corp., REIT	40,122	2,755,980
Regency Centers Corp., REIT	24,611	1,599,715
Simon Property Group, Inc.(a), REIT	22,017	4,009,736

		13,414,612

Specialized REITs (16.9%)
American Tower Corp., REIT	6,693	1,156,818
CoreSite Realty Corp., REIT	10,568	1,044,013
Digital Realty Trust, Inc., REIT	31,015	3,360,165
Equinix, Inc., REIT	7,852	3,093,688
Extra Space Storage, Inc.(a), REIT	17,583	1,733,860
Public Storage(a), REIT	8,452	1,796,219
Sabra Health Care REIT, Inc.(a), REIT	43,440	892,257

		13,077,020

Total Common Stocks		76,213,124

SHORT-TERM INVESTMENT (1.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	1,370,336	1,370,336

Total Short-Term Investment		1,370,336

Total Investments (Cost $52,450,336) —100.3%		77,583,460

Liabilities in Excess of Other Assets—(0.3)%		(220,730)

Net Assets—100.0%		$77,362,730

(a)

All or a portion of the securities are on loan. The total value of all securities on loan is $20,780,088. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.3%)
Canada (5.8%)
Financials (1.5%)
TMX Group Ltd.	393	$23,677

Industrials (2.2%)
Ritchie Bros Auctioneers, Inc.	951	34,198

Materials (2.1%)
CCL Industries, Inc., Class B	758	31,959

		89,834

United States (89.5%)
CONSUMER DISCRETIONARY (14.1%)
BorgWarner, Inc.	845	34,560
Burlington Stores, Inc.(a)	293	50,311
Dunkin’ Brands Group, Inc.	314	21,474
PVH Corp.	305	33,279
Service Corp. International	1,039	44,594
Tiffany & Co.	398	35,315

		219,533

CONSUMER STAPLES (4.0%)
BJ’s Wholesale Club Holdings, Inc.(a)	926	24,363
Molson Coors Brewing Co., Class B	567	37,768

		62,131

ENERGY (0.8%)
Core Laboratories NV	175	11,806
FINANCIALS (9.4%)
Cboe Global Markets, Inc.	402	37,495
First Republic Bank	472	45,609
M&T Bank Corp.	231	38,009
SVB Financial Group(a)	109	25,438

		146,551

HEALTH CARE (12.7%)
Cerner Corp.(a)	505	27,729
Globus Medical, Inc., Class A(a)	737	33,202
Hologic, Inc.(a)	1,072	47,597
PRA Health Sciences, Inc.(a)	397	42,070
Teleflex, Inc.	176	48,136

		198,734

INDUSTRIALS (16.6%)
Allegion PLC	185	15,884
AO Smith Corp.	857	41,016
Beacon Roofing Supply, Inc.(a)	915	33,242
CH Robinson Worldwide, Inc.	457	39,654
Kansas City Southern	414	43,781

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen U.S. Mid Cap Equity Fund

Snap-on, Inc.	227	$37,680
Verisk Analytics, Inc.(a)	413	48,490

		259,747

INFORMATION TECHNOLOGY (19.0%)
CDW Corp.	406	33,807
Ellie Mae, Inc.(a)	310	23,498
Fair Isaac Corp.(a)	170	38,284
Genpact Ltd.	1,219	36,363
Global Payments, Inc.	272	30,540
Littelfuse, Inc.	225	39,537
Manhattan Associates, Inc.(a)	621	30,286
Maxim Integrated Products, Inc.	569	30,880
Pegasystems, Inc.	590	33,211

		296,406

MATERIALS (5.4%)
Axalta Coating Systems Ltd.(a)	1,510	38,686
International Flavors & Fragrances, Inc.	318	45,086

		83,772

REAL ESTATE (3.0%)
Digital Realty Trust, Inc., REIT	426	46,153
UTILITIES (4.5%)
American Water Works Co., Inc.	453	43,338
CMS Energy Corp.	518	27,009

		70,347

		1,395,180

Total Common Stocks		1,485,014

SHORT-TERM INVESTMENT (2.1%)
United States (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	33,213	33,213

Total Short-Term Investment		33,213

Total Investments (Cost $1,350,553)—97.4%		1,518,227

Other Assets in Excess of Liabilities—2.6%		41,155

Net Assets—100.0%		$1,559,382

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
CANADA (4.8%)
INDUSTRIALS (4.8%)
Canadian National Railway Co.	104,847	$8,756,822
Ritchie Bros Auctioneers, Inc.	212,270	7,633,229

		16,390,051

UNITED STATES (93.7%)
COMMUNICATION SERVICES (6.6%)
Alphabet, Inc., Class A(a)	13,333	15,011,492
Comcast Corp., Class A(b)	206,562	7,553,972

		22,565,464

CONSUMER DISCRETIONARY (14.9%)
Amazon.com, Inc.(a)	9,252	15,901,690
BorgWarner, Inc.(b)	169,649	6,938,644
Service Corp. International(b)	157,696	6,768,312
Starbucks Corp.	74,796	5,096,600
Tiffany & Co.	58,654	5,204,369
TJX Cos., Inc. (The)	224,856	11,182,089

		51,091,704

CONSUMER STAPLES (4.8%)
Costco Wholesale Corp.	45,266	9,715,442
Philip Morris International, Inc.	85,895	6,589,864

		16,305,306

ENERGY (5.1%)
ConocoPhillips	81,438	5,512,538
EOG Resources, Inc.(b)	65,023	6,450,281
Schlumberger Ltd.	120,608	5,332,080

		17,294,899

FINANCIALS (10.4%)
Charles Schwab Corp. (The)	186,830	8,738,039
First Republic Bank(b)	96,168	9,292,714
Intercontinental Exchange, Inc.(b)	131,686	10,108,217
M&T Bank Corp.	44,819	7,374,518

		35,513,488

Health Care (15.3%)
Baxter International, Inc.	169,655	12,298,291
Cerner Corp.(a)(b)	90,138	4,949,478
Globus Medical, Inc., Class A(a)	156,243	7,038,747
Hologic, Inc.(a)	200,375	8,896,650
PRA Health Sciences, Inc.(a)	65,753	6,967,845
UnitedHealth Group, Inc.	45,433	12,275,997

		52,427,008

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen U.S. Multi-Cap Equity Fund

INDUSTRIALS (8.6%)
Beacon Roofing Supply, Inc.(a)(b)	143,811	$5,224,654
Raytheon Co.	51,266	8,446,586
Snap-on, Inc.(b)	41,077	6,818,371
Verisk Analytics, Inc.(a)(b)	75,641	8,881,010

		29,370,621

INFORMATION TECHNOLOGY (21.6%)
CDW Corp.	102,107	8,502,450
Cognizant Technology Solutions Corp., Class A	74,484	5,190,045
Fair Isaac Corp.(a)	31,719	7,143,119
Manhattan Associates, Inc.(a)(b)	145,054	7,074,284
Microsoft Corp.	164,575	17,186,567
Pegasystems, Inc.(b)	133,060	7,489,947
Texas Instruments, Inc.(b)	72,352	7,284,399
Visa, Inc., Class A(b)	104,290	14,080,193

		73,951,004

MATERIALS (3.9%)
Ecolab, Inc.	52,921	8,370,515
Sensient Technologies Corp.(b)	82,203	5,160,704
		13,531,219
Utilities (2.5%)
NextEra Energy, Inc.(b)	47,317	8,468,797
		320,519,510

Total Common Stocks		336,909,561

SHORT-TERM INVESTMENT (1.6%)
United States (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(c)	5,387,153	5,387,153

Total Short-Term Investment		5,387,153

Total Investments (Cost $285,100,724)—100.1%		342,296,714

Liabilities in Excess of Other Assets—(0.1)%		(288,336)

Net Assets—100.0%		$342,008,378

(a)	Non-income producing security.
(b)

All or a portion of the securities are on loan. The total value of all securities on loan is $96,276,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
Canada (5.5%)
Financials (1.5%)
Canadian Western Bank	950,572	$21,283,784

Industrials (4.0%)
Richelieu Hardware Ltd.	1,222,943	21,881,647
Ritchie Bros Auctioneers, Inc.	944,154	33,951,778

		55,833,425

		77,117,209

UNITED STATES (93.0%)
Communication Services (3.1%)
Meredith Corp.(a)	690,470	37,471,807
Shenandoah Telecommunications Co.	122,452	5,832,389

		43,304,196

Consumer Discretionary (11.0%)
Culp, Inc.	966,848	18,466,797
Fox Factory Holding Corp.(a)(b)	532,205	31,575,723
G-III Apparel Group Ltd.(a)(b)	913,111	31,840,180
Helen of Troy Ltd.(b)	172,782	20,049,623
LCI Industries(a)	375,609	30,965,206
Lithia Motors, Inc., Class A(a)	232,473	20,678,473

		153,576,002

Consumer Staples (6.6%)
BJ’s Wholesale Club Holdings, Inc.(a)(b)	849,079	22,339,268
Cal-Maine Foods, Inc.(a)	655,709	27,657,806
J&J Snack Foods Corp.	158,607	24,480,990
WD-40 Co.(a)	94,722	17,215,724

		91,693,788

Energy (1.0%)
Forum Energy Technologies, Inc.(a)(b)	2,975,157	14,608,021

Financials (13.1%)
AMERISAFE, Inc.(a)	314,133	18,662,641
Boston Private Financial Holdings, Inc.	2,384,262	27,657,439
CenterState Bank Corp.	1,070,357	26,544,854
Glacier Bancorp, Inc.(a)	836,949	35,302,509
Univest Corp. of Pennsylvania	852,062	20,014,936
WisdomTree Investments, Inc.	2,800,638	18,764,275
WSFS Financial Corp.(a)	849,553	35,825,650

		182,772,304

Health Care (9.4%)
AMN Healthcare Services, Inc.(a)(b)	514,057	33,305,753
Emergent BioSolutions, Inc.(a)(b)	320,255	19,980,709
Globus Medical, Inc., Class A(b)	678,390	30,561,470

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

Heska Corp.(b)	182,517	$17,996,176
Prestige Consumer Healthcare, Inc.(b)	161,649	4,513,240
US Physical Therapy, Inc.(a)	228,266	24,171,087

		130,528,435

Industrials (13.0%)
Beacon Roofing Supply, Inc.(a)(b)	775,692	28,180,890
Casella Waste Systems, Inc., Class A(b)	1,089,251	32,808,240
Echo Global Logistics, Inc.(b)	1,366,925	32,478,138
Gibraltar Industries, Inc.(a)(b)	821,112	29,272,643
RBC Bearings, Inc.(a)(b)	181,880	25,357,710
Saia, Inc.(b)	161,485	9,684,255
Welbilt, Inc.(a)(b)	1,671,425	23,433,379

		181,215,255

Information Technology (21.5%)
Alarm.com Holdings, Inc.(a)(b)	349,507	21,994,476
Cabot Microelectronics Corp.	217,151	22,125,515
Ellie Mae, Inc.(a)(b)	333,314	25,265,201
ExlService Holdings, Inc.(a)(b)	567,187	32,613,252
Fair Isaac Corp.(b)	109,323	24,619,540
Five9, Inc.(b)	162,760	8,321,919
Insight Enterprises, Inc.(a)(b)	622,893	28,603,247
Littelfuse, Inc.(a)	101,228	17,787,784
Manhattan Associates, Inc.(a)(b)	530,580	25,876,387
Paylocity Holding Corp.(b)	540,580	38,397,397
Pegasystems, Inc.	603,848	33,990,604
Rogers Corp.(a)(b)	159,550	20,248,490

		299,843,812

Materials (9.9%)
Kaiser Aluminum Corp.	296,291	29,738,728
Neenah, Inc.(a)	622,063	43,339,129
Quaker Chemical Corp.(a)	180,174	36,838,376
Sensient Technologies Corp.(a)	446,320	28,019,969

		137,936,202

Real Estate (4.4%)
Marcus & Millichap, Inc.(a)(b)	837,981	33,184,048
Physicians Realty Trust, REIT	1,573,302	28,492,499

		61,676,547

		1,297,154,562

Total Common Stocks		1,374,271,771

SHORT-TERM INVESTMENT (2.0%)
United States (2.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(c)	27,588,788	27,588,788

Total Short-Term Investment		27,588,788

Total Investments (Cost $1,366,525,111)—100.5%		1,401,860,559

Liabilities in Excess of Other Assets—(0.5)%		(6,460,270)

Net Assets—100.0%		$1,395,400,289

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen U.S. Small Cap Equity Fund

(a)

All or a portion of the securities are on loan. The total value of all securities on loan is $450,335,164. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (31.5%)
HONG KONG (3.5%)
Commercial Services & Supplies (3.5%)
HPHT Finance 15 Ltd. (USD), 2.88%, 03/17/2020(a)	$118,000	$117,362

MALAYSIA (5.8%)
Lodging (5.8%)
Gohl Capital Ltd. (USD), 4.25%, 01/24/2027(a)	200,000	191,869

PHILIPPINES (5.6%)
Commercial Services & Supplies (5.6%)
Royal Capital BV (USD), (fixed rate to 05/05/2024, variable rate thereafter), 4.88%(a)(b)	200,000	184,500

SOUTH KOREA (3.0%)
Auto Manufacturers (3.0%)
Hyundai Capital Services, Inc. (USD), 2.63%, 09/29/2020(a)	100,000	98,511

THAILAND (9.9%)
Chemicals (2.4%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022(a)	80,000	80,852

Commercial Banks (7.5%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029(a)	50,000	66,696
Krung Thai Bank PCL (USD), (fixed rate to 12/26/2024, variable rate thereafter), 5.20%(a)	179,000	180,489

		247,185

		328,037

UNITED ARAB EMIRATES (3.7%)
Airlines (3.7%)
Emirates Airline (USD), 4.50%, 02/06/2025(a)(c)	123,808	122,181

Total Corporate Bonds		1,042,460

GOVERNMENT BONDS (53.9%)
CHINA (4.5%)
China Government Bond (CNH), 3.40%, 11/30/2020	1,000,000	150,089

HONG KONG (3.9%)
Hong Kong Treasury Bill (HKD), Zero Coupon, 02/20/2019(d)	1,000,000	127,390

INDIA (4.4%)
India Government Bond
(INR), 7.59%, 01/11/2026	6,000,000	85,065
(INR), 8.17%, 12/01/2044	4,000,000	59,252

		144,317

INDONESIA (8.1%)
Indonesia Treasury Bond
Series FR63 (IDR), 5.63%, 05/15/2023	3,200,000,000	210,757
Series FR77 (IDR), 8.13%, 05/15/2024	800,000,000	58,062

		268,819

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Asia Bond Fund

MALAYSIA (11.6%)
Malaysia Government Bond
Series 0517 (MYR), 3.44%, 02/15/2021	$300,000	$73,090
Series 0416 (MYR), 3.62%, 11/30/2021	400,000	97,704
Series 0513 (MYR), 3.73%, 06/15/2028	800,000	190,076
Series 0216 (MYR), 4.74%, 03/15/2046	100,000	24,151

		385,021

PHILIPPINES (12.0%)
Philippine Government Bond
Series 7-61 (PHP), 5.75%, 04/12/2025	5,550,000	103,662
Series 1063 (PHP), 6.25%, 03/22/2028	15,500,000	294,318

		397,980

SINGAPORE (4.5%)
Monetary Authority of Singapore Bill (SGD), Zero Coupon, 02/15/2019(d)	200,000	148,459

SOUTH KOREA (4.9%)
Korea Monetary Stabilization Bond (KRW), 1.90%, 02/09/2019	180,000,000	161,775

Total Government Bonds		1,783,850

SHORT-TERM INVESTMENT (10.5%)
UNITED STATES (10.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	347,487	347,487

Total Short-Term Investment		347,487

Total Investments (Cost $3,187,336)—95.9%		3,173,797

Other Assets in Excess of Liabilities—4.1%		134,540

Net Assets—100.0%		$3,308,337

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(c)	Sinkable security.
(d)	Issued with a zero coupon.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

AUD	Australian Dollar
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Asia Bond Fund

SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar

At January 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%-Ultra Bond	1	03/20/2019	$159,596	$161,125	$1,529
United States Treasury Note 6%—10 year	1	03/20/2019	121,391	122,469	1,078
United States Treasury Note 6%—5 year	5	03/29/2019	563,945	574,296	10,351

					$12,958

SHORT CONTRACT POSITIONS (22.2%)
United States Treasury Note 6%—10 year	(6)	03/20/2019	$(718,725)	$(734,812)	$(16,087)

					$(3,129)

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/15/2019	UBS AG	AUD	135,707	USD	99,999	$98,659	$(1,340)
Chinese Renminbi/United States Dollar
04/11/2019	UBS AG	CNY	3,507,576	USD	510,000	523,130	13,130
Chinese Yuan Renminbi Offshore/United States Dollar
04/11/2019	Citigroup Global Markets Limited	CNH	1,049,416	USD	153,244	156,512	3,268
Indian Rupee/United States Dollar
02/20/2019	HSBC Bank USA	INR	5,702,488	USD	80,000	80,236	236
New Zealand Dollar/United States Dollar
02/21/2019	Citibank N.A.	NZD	144,590	USD	100,000	99,980	(20)
Philippine Peso/United States Dollar
02/20/2019	UBS AG	PHP	3,153,600	USD	60,000	60,455	455
Singapore Dollar/United States Dollar
02/28/2019	Citibank N.A.	SGD	300,864	USD	220,000	223,616	3,616
02/28/2019	UBS AG	SGD	520,000	USD	379,609	386,488	6,879
South Korean Won/United States Dollar
03/07/2019	Royal Bank of Canada	KRW	832,425,000	USD	750,000	749,258	(742)
Thai Baht/United States Dollar
03/22/2019	Citibank N.A.	THB	15,900,000	USD	487,863	509,431	21,568

						$2,887,765	$47,050

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Asia Bond Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/15/2019	UBS AG	USD	86,839	AUD	120,000	$87,241	$(402)
United States Dollar/Chinese Yuan Renminbi Offshore
04/11/2019	Citigroup Global Markets Limited	USD	328,563	CNH	2,250,000	335,570	(7,007)
United States Dollar/Euro
03/19/2019	UBS AG	USD	73,841	EUR	64,063	73,597	244
United States Dollar/Hong Kong Dollar
03/20/2019	UBS AG	USD	435,577	HKD	3,400,000	434,091	1,486
United States Dollar/Indonesian Rupiah
04/12/2019	Citibank N.A.	USD	280,000	IDR	4,033,120,000	287,505	(7,505)
United States Dollar/Malaysian Ringgit
03/14/2019	BNP Paribas S.A.	USD	40,000	MYR	166,360	40,587	(587)
03/14/2019	Standard Chartered Bank	USD	29,001	MYR	121,461	29,633	(632)
United States Dollar/New Taiwan Dollar
03/08/2019	UBS AG	USD	320,000	TWD	9,798,400	319,812	188
United States Dollar/New Zealand Dollar
03/15/2019	Citibank N.A.	USD	103,076	NZD	150,000	103,767	(691)
United States Dollar/Philippine Peso
02/20/2019	UBS AG	USD	300,000	PHP	15,768,000	302,276	(2,276)
United States Dollar/Singapore Dollar
02/28/2019	Standard Chartered Bank	USD	160,000	SGD	219,000	162,771	(2,771)
United States Dollar/South Korean Won
02/20/2019	Citibank N.A.	USD	50,000	KRW	55,877,500	50,244	(244)
03/07/2019	Citibank N.A.	USD	210,000	KRW	234,423,000	211,002	(1,002)
United States Dollar/Thai Baht
03/22/2019	Standard Chartered Bank	USD	130,000	THB	4,209,400	134,868	(4,868)

						$2,572,964	$(26,067)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (27.8%)
BRAZIL (0.0%)
Engineering & Construction (0.0%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019(a)(b)(c)	$200,000	$2,000

CHILE (1.2%)
Airlines (0.4%)
Latam Airlines 2015-1 Pass Through Trust A (USD), 4.20%, 08/15/2029(c)(d)	100,970	97,880

Electric Utilities (0.8%)
Empresa Electrica Angamos SA (USD), 4.88%, 05/25/2029(a)(c)(d)	182,600	179,726

		277,606

CHINA (0.8%)
Real Estate (0.8%)
Country Garden Holdings Co. Ltd. (USD), 5.13%, 01/17/2025(a)	200,000	178,332

COLOMBIA (0.8%)
Commercial Banks (0.8%)
Bancolombia SA (USD), 4.88%, 10/18/2027	200,000	197,910

GEORGIA (1.8%)
Energy Equipment & Services (0.9%)
Georgian Oil and Gas Corp. JSC (USD), 6.75%, 04/26/2021(a)(c)	200,000	203,056

Transportation (0.9%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022(a)	200,000	209,972

		413,028

INDIA (3.8%)
Commercial Banks (1.5%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025(a)(c)	10,000,000	134,030
State Bank of India (USD), 4.50%, 09/28/2023(a)	200,000	203,187

		337,217

Electric Utilities (0.6%)
NTPC Ltd. (INR), 7.25%, 05/03/2022(a)(c)	10,000,000	135,082

Sovereign Agency (1.7%)
National Highways Authority of India (INR), 7.30%, 05/18/2022(a)(c)	30,000,000	402,380

		874,679

INDONESIA (3.3%)
Electric Utilities (1.1%)
Perusahaan Listrik Negara PT (USD), 6.25%, 01/25/2049(a)	240,000	259,428

Oil, Gas & Consumable Fuels (2.2%)
Pertamina Persero PT (USD), 6.00%, 05/03/2042(a)	490,000	516,415

		775,843

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026(a)(d)	$200,000	$192,500

MALAYSIA (0.8%)
Lodging (0.8%)
Gohl Capital Ltd. (USD), 4.25%, 01/24/2027(a)	200,000	191,869

MEXICO (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Petroleos Mexicanos
(USD), 6.42%, 03/11/2022(e)	100,000	100,900
(USD), 5.63%, 01/23/2046	240,000	190,176
(USD), 6.75%, 09/21/2047	540,000	470,610

		761,686

MOROCCO (0.9%)
Chemicals (0.9%)
OCP SA (USD), 6.88%, 04/25/2044(a)	200,000	211,631

NETHERLANDS (0.9%)
Diversified Telecommunication Services (0.9%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021(a)	200,000	205,933

PANAMA (0.9%)
Commercial Banks (0.9%)
Global Bank Corp. (USD), 4.50%, 10/20/2021(a)	200,000	198,500

PERU (0.8%)
Metals & Mining (0.8%)
Nexa Resources SA (USD), 5.38%, 05/04/2027(a)	200,000	198,240

RUSSIA (0.9%)
Diversified Financial Services (0.9%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021(a)	200,000	200,799

THAILAND (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Thaioil Treasury Center Co. Ltd. (USD), 4.63%, 11/20/2028(a)	200,000	205,591

UKRAINE (0.8%)
Iron/Steel (0.8%)
Metinvest BV (USD), 8.50%, 04/23/2026(a)	200,000	189,000

UNITED ARAB EMIRATES (3.4%)
Energy Equipment & Services (0.9%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047(a)(d)	200,000	202,364

Investment Companies (0.8%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027(a)	200,000	198,011

Real Estate (1.7%)
MAF Global Securities Ltd (USD), (fixed rate to 09/07/2022, variable rate thereafter), 5.50%(a)(f)	400,000	384,064

		784,439

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

VENEZUELA (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Petroleos de Venezuela SA
(USD), 0.00%, 05/16/2024(a)(b)(c)(d)	$1,140,000	$280,440
(USD), 0.00%, 11/15/2026(a)(b)(c)(d)	525,236	115,552

		395,992

Total Corporate Bonds		6,455,578

GOVERNMENT BONDS (66.2%)
ALBANIA (0.5%)
Republic of Albania (EUR), 3.50%, 10/09/2025(a)	100,000	115,318

ANGOLA (1.1%)
Angolan Government International Bond (USD), 9.50%, 11/12/2025(a)	220,000	245,294

ARGENTINA (5.4%)
Argentina POM Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate (ARS), 56.47%, 06/21/2020(e)	12,320,000	362,769
Argentine Republic Government International Bond
(USD), 5.63%, 01/26/2022	79,000	71,692
(USD), 7.50%, 04/22/2026	790,000	700,343
(EUR), 7.82%, 12/31/2033(d)	86,694	89,982
(USD), 0.00%, 12/15/2035(e)	600,000	30,060

		1,254,846

ARMENIA (0.9%)
Republic of Armenia International Bond (USD), 7.15%, 03/26/2025(a)	200,000	216,283

BAHAMAS (0.9%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028(a)	200,000	204,300

BELIZE (0.6%)
Belize Government International Bond (USD), 4.94%, 02/20/2034(a)(c)(g)	240,000	133,200

BRAZIL (4.6%)
Brazil Notas do Tesouro Nacional
Series F (BRL), 10.00%, 01/01/2023	2,950,000	858,748
Series F (BRL), 10.00%, 01/01/2025	700,000	204,438

		1,063,186

COSTA RICA (1.1%)
Costa Rica Government International Bond (USD), 4.25%, 01/26/2023(a)	270,000	249,075

CROATIA (0.4%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020(a)	100,000	104,402

DOMINICAN REPUBLIC (3.8%)
Dominican Republic International Bond
(USD), 5.88%, 04/18/2024(a)(d)	200,000	207,232
(USD), 6.88%, 01/29/2026(a)	290,000	313,200
(USD), 6.85%, 01/27/2045(a)	360,000	371,700

		892,132

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

ECUADOR (4.5%)
Ecuador Government International Bond
(USD), 10.75%, 03/28/2022(a)	$420,000	$443,814
(USD), 8.75%, 06/02/2023(a)	200,000	198,140
(USD), 8.88%, 10/23/2027(a)	220,000	205,414
(USD), 10.75%, 01/31/2029(a)	200,000	204,060

		1,051,428

EGYPT (2.8%)
Egypt Government International Bond
(EUR), 5.63%, 04/16/2030(a)	230,000	238,248
(USD), 8.50%, 01/31/2047(a)	200,000	192,284
(USD), 7.90%, 02/21/2048(a)	250,000	230,141

		660,673

EL SALVADOR (1.6%)
El Salvador Government International Bond (USD), 5.88%, 01/30/2025(a)	394,000	374,923

GABON (1.0%)
Gabon Government International Bond (USD), 6.38%, 12/12/2024(a)(d)	240,000	229,344

GHANA (0.8%)
Ghana Government International Bond (USD), 8.63%, 06/16/2049(a)(d)	200,000	185,844

INDONESIA (3.8%)
Indonesia Government International Bond (USD), 5.88%, 01/15/2024(a)	410,000	446,234
Indonesia Treasury Bond
Series FR75 (IDR), 7.50%, 05/15/2038	590,000,000	38,404
(IDR), 8.38%, 04/15/2039	2,775,000,000	194,924
Perusahaan Penerbit SBSN Indonesia III (USD), 3.40%, 03/29/2022(a)	200,000	198,522

		878,084

IVORY COAST (1.8%)
Ivory Coast Government International Bond
(EUR), 5.25%, 03/22/2030(a)(d)	320,000	339,249
(USD), 5.75%, 12/31/2032(a)(g)	90,500	83,352

		422,601

LEBANON (2.1%)
Lebanon Government International Bond
(USD), 6.10%, 10/04/2022(a)	403,000	350,344
(USD), 6.00%, 01/27/2023(a)	160,000	138,534

		488,878

MEXICO (3.7%)
Mexican Bonos
Series M (MXN), 5.75%, 03/05/2026	5,200,000	233,945
(MXN), 8.50%, 11/18/2038	4,900,000	249,861
Mexico Government International Bond (USD), 6.05%, 01/11/2040	340,000	372,300

		856,106

NAMIBIA (0.8%)
Namibia International Bonds (USD), 5.25%, 10/29/2025(a)	200,000	190,728

NIGERIA (1.8%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025(a)	200,000	207,512
(USD), 7.63%, 11/28/2047(a)	220,000	206,417

		413,929

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

OMAN (1.9%)
Oman Government International Bond (USD), 6.75%, 01/17/2048(a)	$240,000	$204,495
Oman Sovereign Sukuk SAOC (USD), 5.93%, 10/31/2025(a)	240,000	232,810

		437,305

PAPUA N.GUINEA (0.9%)
Papua New Guinea Government International Bond (USD), 8.38%, 10/04/2028(a)	200,000	214,000

PARAGUAY (0.9%)
Paraguay Government International Bond (USD), 6.10%, 08/11/2044(a)	200,000	218,000

PERU (1.4%)
Peru Government Bond (PEN), 6.15%, 08/12/2032(a)	360,000	109,650
Peruvian Government International Bond (PEN), 6.95%, 08/12/2031(a)	630,000	205,821

		315,471

QATAR (0.9%)
Qatar Government International Bond (USD), 5.10%, 04/23/2048(a)	200,000	214,556

RWANDA (1.1%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023(a)	250,000	252,373

SAUDI ARABIA (2.7%)
Saudi Government International Bond
(USD), 4.00%, 04/17/2025(a)	200,000	202,200
(USD), 4.38%, 04/16/2029(a)	220,000	224,026
(USD), 5.00%, 04/17/2049(a)	210,000	208,051

		634,277

SENEGAL (1.3%)
Senegal Government International Bond
(USD), 6.25%, 07/30/2024(a)	200,000	202,904
(EUR), 4.75%, 03/13/2028(a)(d)	100,000	109,492

		312,396

SOUTH AFRICA (1.8%)
Republic of South Africa Government International Bond (USD), 5.88%, 05/30/2022	390,000	409,500

SRI LANKA (0.4%)
Sri Lanka Government International Bond (USD), 6.25%, 10/04/2020(a)	100,000	100,352

TANZANIA (0.3%)
Tanzania Government International Bond (USD), 6M USD LIBOR + 6.000%, 8.54%, 03/09/2020(a)(d)(e)	66,667	67,712

TUNISIA (1.3%)
Banque Centrale de Tunisie International Bond (EUR), 6.75%, 10/31/2023(a)	260,000	290,952

TURKEY (3.5%)
Turkey Government International Bond
(USD), 7.38%, 02/05/2025	305,000	318,701
(USD), 4.88%, 10/09/2026	550,000	498,396

		817,097

UKRAINE (2.7%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2021(a)	100,000	98,218
(USD), 7.75%, 09/01/2024(a)	560,000	523,563
(USD), 0.00%, 05/31/2040(a)(e)	—	—

		621,781

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

URUGUAY (0.9%)
Uruguay Government International Bond (USD), 5.10%, 06/18/2050(d)	$200,000	$205,500

VENEZUELA (0.2%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028(a)(b)	165,000	52,091

Total Government Bonds		15,393,937

GOVERNMENT AGENCIES (1.0%)
TUNISIA (1.0%)
Banque Centrale de Tunisie International Bond (USD), 5.75%, 01/30/2025(a)	260,000	225,528
Total Government Agencies		225,528

SHORT-TERM INVESTMENT (5.1%)
UNITED STATES (5.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(h)	1,192,734	1,192,734

Total Short-Term Investment		1,192,734

Total Investments (Cost $24,686,800)—100.1%		23,267,777

Liabilities in Excess of Other Assets—(0.1)%		(23,065)

Net Assets—100.0%		$23,244,712

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Illiquid security.
(d)	Sinkable security.
(e)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro Currency
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Sol
PLC	Public Limited Company
RUB	New Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint/United States Dollar
04/11/2019	Deutsche Bank	HUF	61,142,000	USD	223,467	$222,647	$(820)
Indian Rupee/United States Dollar
02/21/2019	UBS	INR	16,835,000	USD	236,115	236,844	729
Indonesian Rupiah/United States Dollar
02/21/2019	Deutsche Bank	IDR	3,517,976,000	USD	238,717	252,345	13,628
New Russian Ruble/United States Dollar
02/21/2019	Barclays Bank plc	RUB	11,242,000	USD	165,476	171,584	6,108
02/21/2019	UBS	RUB	4,781,000	USD	71,379	72,971	1,592
South African Rand/United States Dollar
04/11/2019	UBS	ZAR	2,355,000	USD	167,795	176,207	8,412

						$1,132,598	$29,649

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Brazilian Real
02/21/2019	Citibank	USD	1,073,029	BRL	4,070,000	$1,114,938	$(41,909)
United States Dollar/Euro
04/11/2019	Deutsche Bank	USD	1,178,122	EUR	1,024,000	1,178,776	(654)
United States Dollar/Hungarian Forint
04/11/2019	Morgan Stanley & Co.	USD	218,747	HUF	61,142,000	222,647	(3,900)
United States Dollar/Indian Rupee
02/21/2019	Deutsche Bank	USD	447,076	INR	32,426,000	456,187	(9,111)
United States Dollar/Indonesian Rupiah
02/21/2019	Deutsche Bank	USD	245,532	IDR	3,517,976,000	252,345	(6,813)
United States Dollar/New Russian Ruble
02/21/2019	UBS	USD	235,980	RUB	16,023,000	244,555	(8,575)
United States Dollar/South African Rand
04/11/2019	UBS	USD	165,083	ZAR	2,355,000	176,207	(11,124)
United States Dollar/South Korean Won
02/21/2019	UBS	USD	254,855	KRW	287,286,000	258,341	(3,486)

						$3,903,996	$(85,572)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

	Shares or Principal Amount	Value (US$)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
UNITED STATES (1.5%)
JP Morgan Mortgage Trust 2018-6, Series 2018-6, Class 1A3 (USD), 3.50%, 12/25/2048(a)(b)	$84,820	$84,399
JP Morgan Mortgage Trust 2018-9, Series 2018-9, Class A3 (USD), 4.00%, 02/25/2049(a)(b)	24,454	24,562
Sequoia Mortgage Trust, Series 2018-6, Class A4 (USD), 4.00%, 07/25/2048(a)(b)	91,713	92,881

		201,842

Total Commercial Mortgage-Backed Securities		201,842

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.0%)
UNITED STATES (0.0%)
JP Morgan Resecuritization Trust, Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037(a)(b)	1,068	1,065

Total Residential Mortgage-Backed Securities		1,065

CORPORATE BONDS (94.2%)
ARGENTINA (0.2%)
Media (0.2%)
Cablevision SA (USD), 6.50%, 06/15/2021(a)	30,000	29,287

AUSTRALIA (0.9%)
Metals & Mining (0.9%)
BHP Billiton Finance Ltd. (EUR), (fixed rate to 04/22/2076, variable rate thereafter), 4.75%(a)	100,000	122,973

BELGIUM (1.9%)
Beverages (1.0%)
Anheuser-Busch InBev SA (GBP), 9.75%, 07/30/2024(a)	75,000	134,960

Chemicals (0.9%)
Solvay Finance SA (EUR), 5 year EUR Swap + 3.000%, 4.20%, 05/12/2019(a)(c)	100,000	115,605

		250,565

BRAZIL (2.3%)
Chemicals (0.8%)
Braskem Finance Ltd. (USD), 7.00%, 05/07/2020(a)	100,000	103,901

Food Products (1.5%)
Marfrig Holdings Europe BV (USD), 6.88%, 06/24/2019(a)	200,000	201,500

		305,401

CANADA (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Cenovus Energy, Inc. (USD), 3.00%, 08/15/2022	137,000	131,837

CHINA (2.9%)
Chemicals (1.3%)
CNAC HK Finbridge Co. Ltd. (EUR), 1.75%, 06/14/2022(a)	150,000	170,325

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Real Estate (1.6%)
Shimao Property Holdings Ltd. (USD), 8.38%, 02/10/2022(a)	$200,000	$209,223

		379,548

FINLAND (1.5%)
Commercial Banks (1.5%)
Nordea Bank AB (USD), (fixed rate to 09/23/2019, variable rate thereafter), 5.50%(a)(c)	200,000	199,250

FRANCE (5.5%)
Auto Manufacturers (0.3%)
RCI Banque SA (EUR), 0.75%, 09/26/2022(a)	30,000	33,871

Commercial Banks (1.9%)
Credit Agricole SA (GBP), (fixed rate to 10/26/2019, variable rate thereafter), 8.13%(a)(c)	50,000	68,141
Societe Generale SA (EUR), (fixed rate to 09/04/2019, variable rate thereafter), 9.38%(a)(c)	150,000	180,274

		248,415

Insurance (1.6%)
AXA SA (GBP), (fixed rate to 10/16/2019, variable rate thereafter), 6.77%(c)	50,000	67,498
CNP Assurances (GBP), (fixed rate to 09/30/2041, variable rate thereafter), 7.38%(a)	100,000	145,587

		213,085

Oil, Gas & Consumable Fuels (1.7%)
TOTAL SA (EUR), (fixed rate to 02/26/2021, variable rate thereafter), 2.25%(a)(c)	200,000	233,163

		728,534

GERMANY (6.9%)
Auto Manufacturers (2.7%)
Volkswagen Financial Services NV (GBP), 2.63%, 07/22/2019(a)	82,000	108,009
Volkswagen Group of America Finance LLC (USD), 4.00%, 11/12/2021(a)	200,000	202,415
Volkswagen International Finance (EUR), (fixed rate to 09/04/2023, variable rate thereafter), 5.13%(a)(c)	40,000	49,102

		359,526

Auto Parts & Equipment (1.1%)
ZF North America Capital, Inc. (USD), 4.00%, 04/29/2020(a)	150,000	149,518

Commercial Banks (1.3%)
Deutsche Bank AG
(USD), 4.25%, 10/14/2021	50,000	49,492
(GBP), 1.75%, 12/16/2021(a)	100,000	125,675

		175,167

Media (0.9%)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (EUR), 4.00%, 01/15/2025(a)	100,000	118,970

Real Estate (0.9%)
Vonovia Finance BV (EUR), (fixed rate to 12/17/2021, variable rate thereafter), 4.00%(a)(c)	100,000	119,613

		922,794

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

ICELAND (0.8%)
Commercial Banks (0.8%)
Arion Banki HF (EUR), 1.00%, 03/20/2023(a)	100,000	109,790

INDIA (1.5%)
Commercial Banks (1.5%)
ICICI Bank Ltd. (USD), 5.75%, 11/16/2020(a)	$200,000	$205,485

ISRAEL (0.9%)
Pharmaceutical (0.9%)
Teva Pharmaceutical Finance Netherlands II BV (EUR), 0.38%, 07/25/2020(a)	100,000	113,235

ITALY (4.1%)
Commercial Banks (2.2%)
Intesa Sanpaolo SpA
(EUR), (fixed rate to 10/14/2019, variable rate thereafter), 8.38%(a)(c)	50,000	59,528
(USD), 6.50%, 02/24/2021 (a)	120,000	123,898
UniCredit SpA (EUR), (fixed rate to 01/03/2027, variable rate thereafter), 4.38%(a)	100,000	115,205

		298,631

Diversified Financial Services (0.9%)
FCA Bank SpA (EUR), 1.00%, 11/15/2021(a)	100,000	113,519

Diversified Telecommunication Services (1.0%)
Telecom Italia SpA (GBP), 6.38%, 06/24/2019(a)	100,000	132,921

		545,071

LUXEMBOURG (5.2%)
Iron/Steel (0.9%)
ArcelorMittal (EUR), 3.13%, 01/14/2022(a)	100,000	121,084

Media (1.5%)
Altice Luxembourg SA (USD), 7.75%, 05/15/2022(a)	200,000	194,000

Oil, Gas & Consumable Fuels (1.1%)
DEA Finance SA (EUR), 7.50%, 10/15/2022(a)	120,000	144,220

Real Estate Investment Trust (REIT) Funds (1.7%)
SELP Finance Sarl (EUR), 1.25%, 10/25/2023(a)	200,000	227,419

		686,723

MEXICO (3.0%)
Chemicals (1.5%)
Mexichem SAB de CV (USD), 4.88%, 09/19/2022(a)	200,000	204,000

Oil, Gas & Consumable Fuels (1.5%)
Petroleos Mexicanos
(EUR), 2.50%, 08/21/2021(a)	110,000	125,250
(GBP), 8.25%, 06/02/2022(a)	50,000	72,138

		197,388

		401,388

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

NETHERLANDS (1.1%)
Commercial Banks (1.1%)
Cooperatieve Rabobank UA (USD), (fixed rate to 06/30/2019, variable rate thereafter), 11.00%(a)(c)	140,000	144,375

SPAIN (0.8%)
Diversified Telecommunication Services (0.8%)
Telefonica Europe BV, Series NC5 (EUR), 3.00%, 12/04/2023(a)(c)	$100,000	$109,160

SWEDEN (0.9%)
Auto Manufacturers (0.9%)
Volvo Treasury AB (EUR), 5 year EUR Swap + 3.797%, 4.20%, 06/10/2075(a)	100,000	118,695

SWITZERLAND (4.1%)
Commercial Banks (2.4%)
UBS AG, VRN, (EUR), 5 year EUR Swap + 3.400%, 4.75%, 02/12/2026(a)	100,000	122,043
UBS Group Funding Switzerland AG (USD), (fixed rate to 02/19/2020, variable rate thereafter), 7.13%(a)(c)	200,000	203,750

		325,793

Insurance (0.6%)
Zurich Finance UK PLC (GBP), (fixed rate to 10/02/2022, variable rate thereafter), 6.63%(a)(c)	57,000	82,891

Metals & Mining (1.1%)
Glencore Canada Financial Corp. (GBP), 7.38%, 05/27/2020(a)	100,000	140,145

		548,829

UNITED ARAB EMIRATES (0.9%)
Diversified Telecommunication Services (0.9%)
Emirates Telecommunications Group Co. PJSC (EUR), 1.75%, 06/18/2021(a)	100,000	118,230

UNITED KINGDOM (10.2%)
Commercial Banks (5.7%)
Barclays PLC (EUR), (fixed rate to 11/11/2025, variable rate thereafter), 2.63%(a)	100,000	113,908
CYBG PLC (GBP), (fixed rate to 02/09/2026, variable thereafter), 5.00%(a)	100,000	128,701
HSBC Holdings PLC
(USD), (fixed rate to 03/13/2023, variable rate thereafter), 3.26%	200,000	198,547
(GBP), 2.18%, 06/27/2023	100,000	130,037
National Westminster Bank PLC (GBP), 6.50%, 09/07/2021(a)	80,000	115,560
Royal Bank of Scotland Group PLC (USD), 6.10%, 06/10/2023	70,000	73,418

		760,171

Diversified Telecommunication Services (0.4%)
Vodafone Group PLC (USD), 2.50%, 09/26/2022	63,000	61,250

Electric Utilities (1.0%)
SSE PLC (GBP), (fixed rate to 09/10/2020, variable rate therefater), 3.88%(a)(c)	100,000	131,008

Insurance (1.0%)
Aviva PLC (GBP), (fixed rate to 11/21/2019, variable rate thereafter), 6.88%(c)	40,000	54,094
Legal & General Group PLC (GBP), (fixed rate to 07/23/2041, variable rate thereafter), 10.00%(a)	50,000	77,351

		131,445

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Paper & Forest Products (0.9%)
Mondi Finance PLC (EUR), 3.38%, 09/28/2020(a)	100,000	120,051

Water Utility (1.2%)
Southern Water Services Finance Ltd. (GBP), 6.13%, 03/31/2019	120,000	158,457

		1,362,382

UNITED STATES (37.6%)
Advertising (0.4%)
Interpublic Group of Cos., Inc. (USD), 3.50%, 10/01/2020	$51,000	$51,265

Auto Manufacturers (3.2%)
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	203,302
General Motors Financial Co., Inc., 3M USD LIBOR + 0.540% (USD), 3.13%, 11/06/2020(b)	154,000	151,902
General Motors Financial of Canada Ltd. (CAD), 3.00%, 02/26/2021	100,000	75,719

		430,923

Beverages (1.5%)
Keurig Dr Pepper, Inc.
(USD), 3.55%, 05/25/2021(a)	100,000	100,432
(USD), 4.06%, 05/25/2023(a)	25,000	25,253
Molson Coors International LP, Series 2 (CAD), 2.75%, 09/18/2020	100,000	76,145

		201,830

Chemicals (0.6%)
Blue Cube Spinco LLC (USD), 9.75%, 10/15/2023	70,000	78,050

COMMERCIAL BANKS (4.0%)
Bank of America Corp. (USD), 3M USD LIBOR + 1.180%, 3.94%, 10/21/2022(b)	120,000	121,397
Citigroup, Inc., Series MPLE (CAD), 3.39%, 11/18/2021	100,000	77,371
JPMorgan Chase & Co.
Series V (USD), (fixed rate to 07/01/2019, variable rate thereafter), 5.00%(c)	170,000	169,150
(USD), (fixed rate to 04/25/2023, varaible rate thereafter), 2.78%	160,000	157,721

		525,639

Computers & Peripherals (2.1%)
Dell International LLC / EMC Corp. (USD), 3.48%, 06/01/2019(a)	280,000	280,094

Diversified Financial Services (0.6%)
GE Capital UK Funding Unlimited Co.
(GBP), 5.63%, 04/25/2019(a)	34,000	44,915
(GBP), EMTN, 4.38%, 07/31/2019(a)	28,000	37,102

		82,017

Diversified Telecommunication Services (2.1%)
AT&T, Inc., FRN (EUR), 0.53%, 09/05/2023(b)	100,000	112,894
Verizon Communications, Inc. (USD), 3M USD LIBOR + 1.000%, 3.79%, 03/16/2022(b)	159,000	160,605

		273,499

Electric Utilities (2.0%)
Dominion Energy, Inc. (USD), 2.96%, 07/01/2019(d)	155,000	154,927
Exelon Corp. (USD), 3.50%, 06/01/2022	69,000	68,469
Sempra Energy (USD), 2.40%, 02/01/2020	41,000	40,610

		264,006

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Energy Equipment & Services (7.3%)
Energy Transfer LP (USD), 7.50%, 10/15/2020	150,000	159,188
Energy Transfer Operating LP (USD), 5.20%, 02/01/2022	200,000	207,862
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	87,000	87,446
MPLX LP
(USD), 3.38%, 03/15/2023	100,000	99,202
(USD), 4.50%, 07/15/2023	55,000	56,838
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	150,000	148,563
Sabine Pass Liquefaction LLC (USD), 6.25%, 03/15/2022	$150,000	$159,827
Williams Cos. Inc. (The) (USD), 3.60%, 03/15/2022	50,000	50,043

		968,969

Health Care Equipment & Supplies (1.4%)
Thermo Fisher Scientific, Inc. (EUR), 2.15%, 07/21/2022	150,000	181,053

Healthcare Providers & Services (1.2%)
Centene Corp. (USD), 5.63%, 02/15/2021	70,000	71,050
HCA, Inc. (USD), 5.25%, 04/15/2025	50,000	52,935
Tenet Healthcare Corp. (USD), 4.38%, 10/01/2021	35,000	34,956

		158,941

Home Builders (0.6%)
Lennar Corp. (USD), 4.75%, 04/01/2021	80,000	80,900

Lodging (0.2%)
MGM Resorts International (USD), 6.63%, 12/15/2021	30,000	31,686

Media (3.9%)
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.13%, 02/15/2023	90,000	90,900
Charter Communications Operating LLC / Charter Communications Operating Capital (USD), 4.46%, 07/23/2022	150,000	153,001
CSC Holdings LLC (USD), 10.88%, 10/15/2025(a)	200,000	230,538
Fox Corp. (USD), 3.67%, 01/25/2022(a)	16,000	16,158
Walt Disney Co. (The) (USD), 7.55%, 07/15/2093	25,000	29,849

		520,446

Oil & Gas Services (0.7%)
Halliburton Co. (USD), 3.50%, 08/01/2023	98,000	98,939

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Petroleum Corp. (USD), 4.85%, 03/15/2021	112,000	114,783
Continental Resources, Inc.
(USD), 5.00%, 09/15/2022	100,000	100,496
(USD), 4.50%, 04/15/2023	30,000	30,561

		245,840

Packaging & Containers (0.3%)
Ball Corp. (USD), 5.00%, 03/15/2022	28,000	28,937
Sealed Air Corp. (USD), 4.88%, 12/01/2022(a)	11,000	11,110

		40,047

Pharmaceutical (2.2%)
Express Scripts Holding Co. (USD), 3.46%, 11/30/2020(b)	150,000	150,001
Shire Acquisitions Investments Ireland DAC (USD), 1.90%, 09/23/2019	140,000	138,911

		288,912

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Retail (0.4%)
Dollar Tree, Inc. (USD), 3.70%, 05/15/2023	48,000	47,432

Transportation (1.1%)
Penske Truck Leasing Co. LP / PTL Finance Corp. (USD), 3.38%, 02/01/2022(a)	150,000	148,937

		4,999,425

Total Corporate Bonds		12,532,977

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(e)	$98,101	$98,101

Total Short-Term Investment		98,101

Total Investments (Cost $12,938,031) —96.4%		12,833,985

Other Assets in Excess of Liabilities—3.6%		481,142

Net Assets—100.0%		$13,315,127

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)

Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro Currency
GBP	British Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLC	Public Limited Company
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

At January 31, 2019, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 10%—Ultra Long	12	03/20/2019	$1,544,200	$1,568,250	$24,050
United States Treasury Note 6%-Ultra Bond	4	03/20/2019	638,228	644,500	6,272

					$30,322

SHORT CONTRACT POSITIONS
90 Day Euro Future	(35)	12/16/2019	$(8,479,092)	$(8,521,625)	$(42,533)
Australian 10 Year Bond	(6)	03/15/2019	(575,939)	(582,331)	(6,392)
Canadian Government Bond-10 year	(5)	03/20/2019	(517,300)	(523,764)	(6,464)
Euro Bobl Futures	(6)	03/07/2019	(907,475)	(912,910)	(5,435)
Euro BTP Futures	(5)	03/07/2019	(701,374)	(741,529)	(40,155)
Euro Bund Futures	(2)	03/07/2019	(371,354)	(379,252)	(7,898)
Euro OAT Futures	(4)	03/07/2019	(690,622)	(700,129)	(9,507)
Euro Schatz Futures	(12)	03/07/2019	(1,536,823)	(1,536,625)	198
Long Gilt Futures	(3)	03/27/2019	(480,647)	(486,065)	(5,418)
United States Treasury Note 6%—10 year	(10)	03/20/2019	(1,190,835)	(1,224,687)	(33,852)
United States Treasury Note 6%—2 year	(7)	03/29/2019	(1,480,109)	(1,486,297)	(6,188)
United States Treasury Note 6%—5 year	(32)	03/29/2019	(3,627,732)	(3,675,500)	(47,768)

					$(211,412)

					$(181,090)

At January 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
02/21/2019	Barclays Bank	AUD	9,000	USD	6,512	$6,544	$32
02/21/2019	Citibank	AUD	133,000	USD	97,211	96,700	(511)
02/21/2019	Deutsche Bank	AUD	30,000	USD	21,494	21,812	318
02/21/2019	JPMorgan Chase	AUD	28,000	USD	20,467	20,358	(109)
02/21/2019	Morgan Stanley	AUD	11,000	USD	7,761	7,998	237
02/21/2019	Royal Bank of Canada	AUD	410,000	USD	294,455	298,098	3,643
Brazilian Real/United States Dollar
02/21/2019	UBS	BRL	460,000	USD	118,909	126,013	7,104
British Pound/United States Dollar
02/21/2019	Deutsche Bank	GBP	30,000	USD	39,023	39,381	358
02/21/2019	Morgan Stanley	GBP	22,000	USD	28,277	28,879	602
02/21/2019	Royal Bank of Canada	GBP	14,000	USD	17,934	18,378	444
02/21/2019	UBS	GBP	239,000	USD	307,177	313,732	6,555
04/11/2019	Barclays Bank	GBP	101,000	USD	129,299	132,921	3,622
04/11/2019	UBS	GBP	10,000	USD	12,828	13,160	332
Canadian Dollar/United States Dollar
02/21/2019	Barclays Bank	CAD	23,000	USD	17,329	17,513	184
02/21/2019	Deutsche Bank	CAD	9,000	USD	6,727	6,853	126
02/21/2019	Morgan Stanley	CAD	124,000	USD	93,449	94,417	968

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

02/21/2019	Royal Bank of Canada	CAD	19,000	USD	14,241	$14,467	$226
04/11/2019	Citibank	CAD	169,000	USD	128,014	128,836	822
04/11/2019	Deutsche Bank	CAD	5,000	USD	3,762	3,812	50
Crech Koruna/United States Dollar
02/21/2019	Citibank	CZK	9,549,000	USD	418,708	424,534	5,826
Euro/United States Dollar
02/14/2019	JPMorgan Chase	EUR	16,000	USD	18,391	18,329	(62)
02/21/2019	Deutsche Bank	EUR	52,000	USD	59,575	59,604	29
02/21/2019	JPMorgan Chase	EUR	11,000	USD	12,532	12,608	76
02/21/2019	Morgan Stanley	EUR	50,000	USD	57,142	57,311	169
02/21/2019	Royal Bank of Canada	EUR	14,000	USD	16,027	16,047	20
04/11/2019	Barclays Bank	EUR	23,000	USD	26,562	26,476	(86)
04/11/2019	Citibank	EUR	104,000	USD	119,547	119,719	172
04/11/2019	Deutsche Bank	EUR	10,000	USD	11,496	11,511	15
Japanese Yen/United States Dollar
02/21/2019	Deutsche Bank	JPY	28,586,000	USD	254,957	262,787	7,830
Mexican Peso/United States Dollar
02/21/2019	Citibank	MXN	2,543,000	USD	132,943	132,676	(267)
02/21/2019	UBS	MXN	1,742,000	USD	85,028	90,885	5,857
New Zealand Dollar/United States Dollar
02/21/2019	Citibank	NZD	17,000	USD	11,679	11,755	76
02/21/2019	Morgan Stanley	NZD	21,000	USD	14,202	14,521	319
Norwegian Krone/United States Dollar
02/21/2019	UBS	NOK	4,705,000	USD	555,688	558,341	2,653
Polish Zloty/United States Dollar
02/21/2019	Citibank	PLN	283,000	USD	75,302	76,068	766
02/21/2019	JPMorgan Chase	PLN	30,000	USD	8,004	8,064	60
02/21/2019	Morgan Stanley	PLN	33,000	USD	8,781	8,870	89
South Korean Won/United States Dollar
02/21/2019	UBS	KRW	27,385,000	USD	24,526	24,626	100
Swedish Krona/United States Dollar
02/21/2019	Barclays Bank	SEK	1,811,000	USD	201,081	200,424	(657)
02/21/2019	Royal Bank of Canada	SEK	147,000	USD	16,397	16,269	(128)
Swiss Franc/United States Dollar
02/21/2019	Deutsche Bank	CHF	408,278	USD	415,071	411,222	(3,849)

						$3,952,519	$44,011

Sale Contracts Settlement Date*	Counterparty		Amount Purchased	Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
02/21/2019	Deutsche Bank	USD	226,005	AUD	317,000	$230,481	$(4,476)
02/21/2019	Morgan Stanley	USD	612,023	AUD	842,000	612,193	(170)
02/21/2019	Royal Bank of Canada	USD	49,827	AUD	69,000	50,168	(341)
United States Dollar/Brazilian Real
02/21/2019	Citibank	USD	121,804	BRL	462,000	126,561	(4,757)
United States Dollar/British Pound
02/21/2019	Barclays Bank	USD	34,874	GBP	27,000	35,443	(569)
02/21/2019	Citibank	USD	14,110	GBP	11,000	14,440	(330)
02/21/2019	JPMorgan Chase	USD	168,317	GBP	131,000	171,962	(3,645)
02/21/2019	Morgan Stanley	USD	8,838	GBP	7,000	9,189	(351)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

04/11/2019	Citibank	USD	132,411	GBP	102,000	$134,237	$(1,826)
04/11/2019	Royal Bank of Canada	USD	10,580	GBP	8,000	10,528	52
04/11/2019	UBS	USD	2,035,330	GBP	1,599,000	2,104,358	(69,028)
United States Dollar/Canadian Dollar
02/21/2019	Morgan Stanley	USD	36,426	CAD	49,000	37,310	(884)
02/21/2019	Royal Bank of Canada	USD	24,237	CAD	32,000	24,366	(129)
02/21/2019	UBS	USD	409,740	CAD	541,000	411,931	(2,191)
04/11/2019	Deutsche Bank	USD	353,872	CAD	475,000	362,113	(8,241)
United States Dollar/Crech Koruna
02/21/2019	Citibank	USD	58,024	CZK	1,317,000	58,552	(528)
United States Dollar/Euro
02/14/2019	Deutsche Bank	USD	15,031	EUR	13,000	14,892	139
02/21/2019	Deutsche Bank	USD	47,973	EUR	42,000	48,141	(168)
02/21/2019	JPMorgan Chase	USD	406,905	EUR	357,000	409,202	(2,297)
02/21/2019	Royal Bank of Canada	USD	14,892	EUR	13,000	14,901	(9)
04/11/2019	Barclays Bank	USD	10,339	EUR	9,000	10,360	(21)
04/11/2019	Citibank	USD	3,379,529	EUR	2,939,000	3,383,225	(3,696)
04/11/2019	JPMorgan Chase	USD	115,572	EUR	101,000	116,266	(694)
United States Dollar/Israeli Shekel
02/21/2019	UBS	USD	157,746	ILS	580,000	159,731	(1,985)
United States Dollar/Japanese Yen
02/21/2019	Royal Bank of Canada	USD	36,258	JPY	4,080,000	37,507	(1,249)
02/21/2019	UBS	USD	14,218	JPY	1,570,000	14,433	(215)
United States Dollar/Mexican Peso
02/21/2019	Citibank	USD	14,218	MXN	281,000	14,661	(443)
02/21/2019	Royal Bank of Canada	USD	154,425	MXN	2,951,000	153,962	463
United States Dollar/New Zealand Dollar
02/21/2019	Royal Bank of Canada	USD	19,086	NZD	28,000	19,361	(275)
United States Dollar/Norwegian Krone
02/21/2019	Morgan Stanley	USD	65,218	NOK	555,000	65,862	(644)
United States Dollar/Polish Zloty
02/21/2019	Deutsche Bank	USD	24,000	PLN	91,000	24,460	(460)
02/21/2019	Morgan Stanley	USD	416,357	PLN	1,578,000	424,153	(7,796)
02/21/2019	UBS	USD	18,458	PLN	69,000	18,547	(89)
United States Dollar/South Korean Won
02/21/2019	UBS	USD	166,830	KRW	188,059,000	169,112	(2,282)
United States Dollar/Swedish Krona
02/21/2019	Deutsche Bank	USD	16,969	SEK	152,000	16,822	147
United States Dollar/Swiss Franc
02/21/2019	Deutsche Bank	USD	134,787	CHF	134,000	134,966	(179)

						$9,644,396	$(119,167)

At January 31, 2019, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar / New Zealand Dollar
02/21/2019	Deutsche Bank	AUD	401,000	NZD	422,894	$284,810	$283,946	$(864)
Canadian Dollar/Norwegian Krone
02/21/2019	Deutsche Bank	CAD	292,000	NOK	1,865,528	218,260	219,215	955
Israeli Shekel / Norwegian Krone
02/21/2019	Barclays Bank	ILS	580,000	NOK	1,343,860	156,252	156,508	256

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

Japanese Yen/ Australian Dollar
02/21/2019	Barclays Bank	JPY	14,765,090	AUD	190,000	135,434	133,025	(2,409)
Japanese Yen/ Euro
02/21/2019	Deutsche Bank	JPY	22,691,623	EUR	183,000	209,255	208,097	(1,158)
Mexican Peso/ Euro
02/21/2019	Barclays Bank	MXN	1,497,091	EUR	63,000	73,006	78,901	5,895
Norwegian Krone/ Canadian Dollar
02/21/2019	Deutsche Bank	NOK	1,468,776	CAD	228,000	170,400	171,094	694
Polish Zloty/ Crech Koruna
02/21/2019	JPMorgan Chase	PLN	1,359,000	CZK	8,104,151	$364,646	$369,635	$4,989

							$1,620,421	$8,358

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2019, the Fund held the following over-the-counter credit default swaps:

Buy Protection:
Expiration Date	Notional Amount	Counterparty/Reference Entity	Fixed Rate	Frequency of Payments Made	Implied Credit Spread*	Premiums Paid (Received)	Unrealized Depreciation	Value
06/20/2022	400,000	Barclays Bank/Vodafone Group PLC, 5%, 6/4/18	Equal to 1.00%	Quarterly		$(2,673)	$(3,731)	$(6,404)

Sell Protection:
06/20/2022	200,000	Barclays Bank/Virgin Media Finance PLC, 7%, 4/15/23	Equal to 5.00%	Quarterly		$30,823	$(2,168)	$28,655

At January 31, 2019, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Frequency of Payments Made	Implied Credit Spread*	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Buy Protection:
12/20/2021	900,000	iTRAXX-Crossover 5-year	Equal to 5.00%	Quarterly	—%	$(92,775)	$11,516	$(81,259)
06/20/2023	300,000	iTRAXX-Crossover 5-year	Equal to 5.00%	Quarterly	—%	(20,424)	(1,462)	(21,886)
06/20/2023	3,850,000	iTRAXX-Crossover 5-year	Equal to 1.00%	Quarterly	—%	(67,112)	(1,688)	(68,800)
12/20/2021	400,000	iTRAXX-Europe 5-year	Equal to1.00%	Quarterly	—%	(5,355)	(4,197)	(9,552)

						$(185,666)	$4,169	$(181,497)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

*

Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At January 31, 2019, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
AUD	$2,460,000	11/12/2022	Pay	6-month BBR BBSW	2.69%	Semiannually	$(16,832)	$(4,038)	$(20,870)
CAD	1,950,000	01/03/2020	Pay	3-month BA CDOR	2.27%	Quarterly	(673)	(277)	(950)
CAD	1,120,000	07/26/2020	Pay	3-month BA CDOR	2.59%	Quarterly	(2,550)	(840)	(3,390)
CAD	1,530,000	07/26/2020	Pay	3-month BA CDOR	2.59%	Quarterly	(3,484)	(1,148)	(4,632)
CAD	1,190,000	10/05/2023	Pay	3-month BA CDOR	2.84%	Quarterly	—	(26,822)	(26,822)
EUR	2,860,000	01/30/2022	Pay	6-month EURIBOR	0.04%	Quarterly	—	(3,733)	(3,733)
EUR	590,000	01/30/2030	Pay	6-month EURIBOR	0.94%	Quarterly	4,016	(4,016)	—
GBP	480,000	07/15/2023	Pay	12-month CPI	3.35%	Quarterly	2,631	(2,631)	—
GBP	1,430,000	09/12/2023	Pay	6-month LIBOR BBA	1.38%	Semiannually	25	(16,330)	(16,305)
NZD	2,390,000	10/05/2023	Pay	3-month BBR FRA	2.59%	Quarterly	—	(50,533)	(50,533)
USD	1,150,000	08/10/2022	Pay	3-month LIBOR BBA	1.90%	Quarterly	42,123	(21,374)	20,749
USD	310,000	08/10/2022	Pay	3-month LIBOR BBA	1.90%	Quarterly	11,355	(3,847)	7,508
USD	670,000	07/02/2023	Pay	3-month LIBOR BBA	2.74%	Quarterly	—	(6,018)	(6,018)
USD	810,000	09/19/2023	Pay	3-month LIBOR BBA	2.96%	Quarterly	—	(21,505)	(21,505)
USD	1,480,000	09/19/2023	Pay	3-month LIBOR BBA	3.02%	Quarterly	—	(43,341)	(43,341)
USD	1,480,000	09/19/2023	Pay	3-month LIBOR BBA	3.02%	Quarterly	730	(44,071)	(43,341)
USD	1,750,000	09/27/2023	Pay	3-month LIBOR BBA	3.10%	Quarterly	—	(57,733)	(57,733)
USD	1,140,000	10/15/2023	Pay	12-month CPI	2.26%	At maturity	—	(20,923)	(20,923)

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

USD	$220,000	08/10/2027	Pay	3-month LIBOR BBA	2.24%	Quarterly	1,167	$5,640	$6,807
USD	1,190,000	08/10/2027	Pay	3-month LIBOR BBA	2.24%	Quarterly	—	36,811	36,811
USD	160,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	Quarterly	582	(4,728)	(4,146)
USD	730,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	Quarterly	6,576	(21,972)	(15,396)
USD	100,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	Quarterly	901	(3,010)	(2,109)
USD	50,000	06/20/2028	Pay	3-month LIBOR BBA	2.87%	Quarterly	450	(1,505)	(1,055)
USD	720,000	09/04/2028	Pay	3-month LIBOR BBA	2.93%	Quarterly	—	(22,336)	(22,336)
USD	770,000	01/30/2030	Pay	3-month LIBOR BBA	2.81%	Quarterly	—	(8,258)	(8,258)
USD	250,000	08/10/2047	Pay	3-month LIBOR BBA	2.53%	Quarterly	21,928	(8,091)	13,837
USD	40,000	08/10/2047	Pay	3-month LIBOR BBA	2.53%	Quarterly	3,508	(1,542)	1,966

							$72,453	$(358,171)	$(285,718)

AUD	2,460,000	11/12/2022	Receive	3-month LIBOR BBA	2.69%	Quarterly	$—	$20,870	$20,870
AUD	3,890,000	02/01/2023	Receive	3-month LIBOR BBA	2.10%	Quarterly	—	(57)	(57)
AUD	190,000	10/05/2023	Receive	3-month LIBOR BBA	2.51%	Quarterly	(60)	2,747	2,687
AUD	2,150,000	10/05/2023	Receive	6-month BBR BBSW	2.51%	Semiannually	—	30,352	30,352
CAD	1,950,000	01/03/2020	Receive	3-month BA CDOR	2.27%	Quarterly	—	950	950
CAD	1,530,000	07/26/2020	Receive	3-month BA CDOR	2.59%	Quarterly	—	4,632	4,632
CAD	5,020,000	07/26/2020	Receive	3-month BA CDOR	2.59%	Quarterly	—	15,243	15,243
CAD	5,450,000	10/07/2020	Receive	3-month BA CDOR	2.89%	Quarterly	—	28,240	28,240
EUR	2,860,000	01/30/2022	Receive	6-month EONIA	0.04%	Semiannually	—	3,732	3,732
EUR	3,240,000	06/29/2022	Receive	12-month EONIA	0.20%	Annually	—	22,172	22,172
EUR	1,580,000	06/29/2022	Receive	12-month EONIA	0.20%	Annually	(3,502)	14,314	10,812
EUR	1,600,000	06/29/2022	Receive	12-month EONIA	0.20%	Annually	1,107	9,842	10,949
EUR	1,640,000	06/29/2022	Receive	12-month EONIA	0.20%	Annually	816	10,407	11,223
EUR	600,000	04/15/2027	Receive	12-month CPI	1.35%	Annually	1,283	3,457	4,740
EUR	1,150,000	01/29/2030	Receive	12-month EONIA	0.76%	Annually	—	10,738	10,738
EUR	590,000	01/30/2030	Receive	3-month LIBOR BBA	0.94%	Quarterly	—	6,359	6,359
GBP	6,260,000	09/12/2020	Receive	6-month LIBOR BBA	1.27%	Semiannually	—	14,020	14,020
GBP	950,000	07/15/2023	Receive	12-month UK RPI	3.35%	Annually	—	(5,215)	(5,215)

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Global Unconstrained Fixed Income Fund

SEK	$30,830,000	01/09/2021	Receive	3-month STIBOR	0.17%	Quarterly	—	$442	$442
USD	2,990,000	09/19/2020	Receive	3-month LIBOR BBA	2.95%	Quarterly	—	36,806	36,806
USD	3,840,000	09/19/2020	Receive	3-month LIBOR BBA	2.95%	Quarterly	1,299	45,970	47,269
USD	6,940,000	01/29/2022	Receive	12-month FEDL	2.31%	Annually	—	17,704	17,704
USD	3,500,000	01/30/2022	Receive	3-month LIBOR BBA	2.65%	Quarterly	—	11,117	11,117
USD	310,000	08/10/2022	Receive	3-month LIBOR BBA	1.90%	Quarterly	(1,313)	(6,190)	(7,503)
USD	1,150,000	08/10/2022	Receive	3-month LIBOR BBA	1.90%	Quarterly	—	(27,794)	(27,794)
USD	280,000	07/02/2023	Receive	3-month LIBOR BBA	2.74%	Quarterly	(1,059)	3,573	2,514
USD	1,350,000	09/04/2023	Receive	3-month LIBOR BBA	2.82%	Quarterly	—	26,751	26,251
USD	1,480,000	09/19/2023	Receive	3-month LIBOR BBA	3.02%	Quarterly	22,154	21,789	43,943
USD	1,750,000	09/27/2023	Receive	3-month LIBOR BBA	3.10%	Quarterly	50,214	(1,935)	48,279
USD	1,190,000	08/10/2027	Receive	3-month LIBOR BBA	2.24%	Quarterly	(64,926)	35,434	(29,492)
USD	220,000	08/10/2027	Receive	3-month LIBOR BBA	2.24%	Quarterly	(12,001)	5,191	(6,810)
USD	210,000	06/20/2028	Receive	3-month LIBOR BBA	2.87%	Quarterly	(2,962)	7,404	4,442
USD	100,000	06/20/2028	Receive	3-month LIBOR BBA	2.87%	Quarterly	(3,900)	6,622	2,722
USD	730,000	06/20/2028	Receive	3-month LIBOR BBA	2.87%	Quarterly	—	19,871	19,871
USD	770,000	01/30/2030	Receive	3-month LIBOR BBA	2.81%	Quarterly	2,000	6,258	8,258
USD	40,000	08/10/2047	Receive	3-month LIBOR BBA	2.53%	Quarterly	(250)	(1,963)	(2,213)
USD	250,000	08/10/2047	Receive	3-month LIBOR BBA	2.53%	Quarterly	—	(13,837)	(13,837)

							$(11,100)	$386,016	$374,916

							$61,353	$27,845	$89,198

See accompanying Notes to Schedule of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (97.9%)
Alabama (1.2%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$753,900
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,652
Jemison Public Building Authority Revenue Bonds, Series B
3.00%, 03/01/2019	70,000	70,041
3.00%, 03/01/2020	70,000	70,591
3.00%, 03/01/2021	70,000	71,058
Jemison Water & Sewer Revenue Bonds, Series A
3.00%, 03/01/2019	50,000	50,001
3.00%, 03/01/2020	50,000	49,999
3.00%, 03/01/2021	50,000	50,000
3.50%, 03/01/2026	290,000	288,556

		2,256,798

Arizona (2.1%)
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation)
5.00%, 07/01/2022(a)	385,000	399,626
5.00%, 07/01/2023(a)	405,000	422,371
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A
5.00%, 02/15/2021(a)	725,000	742,248
5.00%, 02/15/2026(a)	500,000	551,910
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.)
2.88%, 07/01/2021(a)	385,000	382,293
4.00%, 07/01/2026(a)	1,250,000	1,264,600
Phoenix Industrial Development Authority Education Facility Revenue Bonds (BASIS Schools, Inc.), 3.00%, 07/01/2020(a)	85,000	84,442
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021(a)	160,000	159,978
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Legacy Traditional Schools Project), Series A, 4.75%, 07/01/2019(a)	55,000	55,381

		4,062,849

Arkansas (0.8%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026(a)(b)	1,385,000	1,379,917
County of Boone Hospital Revenue Bonds (North Arkansas Regional Medical Center), 2.95%, 05/01/2019	200,000	200,100

		1,580,017

California (3.7%)
California Infrastructure & Economic Development Bank Revenue Bonds (Pacific Gas & Electric Co.)
Series B, 4.00%, 11/01/2026(b)	1,050,000	1,050,000
Series A, 4.00%, 11/01/2026(b)	800,000	800,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue Bonds (CalPlant I LLC)
7.00%, 07/01/2022(a)	2,000,000	2,062,560
7.50%, 07/01/2032(a)	1,500,000	1,552,875
Inland Empire Tobacco Securitization Authority Revenue Bonds, Series A
4.63%, 06/01/2021	145,000	144,765
5.00%, 06/01/2021	110,000	110,007
Palomar Pomerado Health Care Certificates of Particpation, 5.50%, 11/01/2019	350,000	359,936

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Tobacco Securitization Authority of Northern California Revenue Bonds, Series A-2, 5.40%, 06/01/2027	$985,000	$989,393

		7,069,536

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.), Series B
5.00%, 05/15/2028	500,000	529,755
5.00%, 05/15/2029	585,000	617,427
Lambertson Farms Metropolitan District No. 1 General Obligation Limited Bonds, 5.00%, 12/15/2025	500,000	495,110

		1,642,292

Connecticut (1.7%)
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	354,032
Series B, 5.00%, 11/01/2025	240,000	261,439
Series A, 5.00%, 11/01/2026	325,000	355,716
Series B, 5.00%, 11/01/2026	200,000	218,902
Series A, 5.00%, 11/01/2027	310,000	340,334
Series B, 5.00%, 11/01/2027	200,000	219,570
Connecticut State Health & Educational Facility Authority Revenue Bonds (Church Home Of Hartford, Inc.), Series B-1, 3.25%, 09/01/2021(a)	85,000	85,012
Connecticut State Health & Educational Facility Authority Revenue Bonds (Masonicare Corp. Obligated Group), Series F, 5.00%, 07/01/2024	1,000,000	1,075,340
Mohegan Tribe of Indians of Connecticut Revenue Bonds, Series C, 4.75%, 02/01/2020(a)	290,000	292,285

		3,202,630

District of Columbia (1.4%)
District of Columbia Revenue Bonds (Ingleside Presbyterian Retirement Community, Inc.), Series B, 3.88%, 07/01/2024	1,500,000	1,499,940
District of Columbia Revenue Bonds (National Law Enforcement Officers Memorial Fund, Inc.), Series B, 5.75%, 07/01/2025	1,485,000	1,159,161

		2,659,101

Florida (4.7%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.) 1.60%, 12/01/2048(b)	3,200,000	3,200,000
Series B, 1.70%, 12/01/2048(b)	700,000	700,000
Capital Trust Agency, Inc. Revenue Bonds (Silver Creek St. Augustine LLLP), Series A, 6.50%, 01/01/2024(c)	250,000	175,000
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	80,000	81,219
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	212,346
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(a)	100,000	97,788
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.), 5.00%, 08/01/2029(a)(b)	2,000,000	2,050,140
Martin County Industrial Development Authority Revenue Bonds (Indiantown Cogeneration LP), 4.20%, 12/15/2025(a)	2,000,000	2,024,820
Village Community Development District #11, Special Assessment Revenue Bonds, 3.25%, 05/01/2019	25,000	25,092
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	500,000	501,250

		9,067,655

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Georgia (0.9%)
Morgan County Hospital Authority Revenue Bonds, 2.75%, 09/01/2019	$1,500,000	$1,502,115
Turner County School District Revenue Bonds, 4.50%, 12/01/2019	245,000	245,010

		1,747,125

Guam (0.1%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	250,000	257,810

Idaho (0.6%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	900,000	919,701
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	195,000	199,389

		1,119,090

Illinois (8.5%)
Chicago Board of Education Certificate of Particapation, Series A, 6.00%, 01/01/2020	2,040,000	2,094,733
Chicago Board of Education General Obligation Unlimited Bonds
Series C, 5.00%, 12/01/2019	1,500,000	1,523,835
Series C, 5.00%, 12/01/2022	600,000	625,374
Series A, 5.00%, 12/01/2028	200,000	229,954
City of Chicago General Obligation Unlimited Bonds, 5.00%, 12/01/2024	80,000	80,307
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	607,584
Governors State University Certificates of Particpation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	455,056
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	265,000	273,612
Illinois Finance Authority Revenue Bonds (Benedictine University), 5.00%, 10/01/2025	1,035,000	1,107,409
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A
5.00%, 02/15/2027	420,000	475,385
5.00%, 02/15/2028	400,000	452,420
5.00%, 02/15/2029	520,000	583,612
5.00%, 02/15/2030	335,000	373,609
5.00%, 02/15/2031	370,000	410,334
5.00%, 02/15/2032	225,000	248,306
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	274,267
5.00%, 12/01/2029	315,000	342,852
Illinois Finance Authority Revenue Bonds (Intrinsic Schools Belmont Campus Project), Series A, 4.50%, 12/01/2020(a)	215,000	215,548
Metropolitan Pier & Exposition Authority Revenue Bonds
5.50%, 06/15/2020	1,450,000	1,460,817
5.00%, 12/15/2025	295,000	318,231
5.00%, 12/15/2026	250,000	270,570
5.00%, 12/15/2027	100,000	108,328
5.00%, 12/15/2028	250,000	271,797
Southwestern Development Authority Health Facility Revenue Bonds (Memorial Group Obligated Group), 5.75%, 11/01/2019	75,000	77,210
State of Illinois General Obligation Unlimited Bonds
5.00%, 02/01/2020	740,000	758,078
5.00%, 08/01/2021	50,000	52,408
4.00%, 02/01/2030	745,000	780,306
Village of Matteson Revenue Bonds
5.00%, 12/01/2019	115,000	117,301
5.00%, 12/01/2026	150,000	169,439

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

5.00%, 12/01/2027	$150,000	$169,871
5.00%, 12/01/2028	350,000	397,712
Village of Posen General Obligation Unlimited Bonds, 4.40%, 12/01/2019	140,000	140,231
Village of Sauk General Obligation Unlimited Bonds
4.30%, 12/01/2023	400,000	405,124
4.60%, 12/01/2026	300,000	303,978
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,550

		16,461,148

Indiana (1.2%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	165,000	180,624
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(a)	1,870,000	1,918,676
Indiana Finance Authority Hospital Revenue Bonds (Bethany Circle of King’s Daughters’ of Madison Indiana ,Inc.), 5.00%, 08/15/2020	225,000	230,971
Indiana Finance Authority Revenue Bonds (United States Steel Corp.), 6.00%, 12/01/2019	50,000	51,063

		2,381,334

Iowa (0.1%)
Iowa Higher Education Loan Authority Revenue Bonds (Wartburg College), 2.50%, 10/01/2020	225,000	222,937

Kansas (2.0%)
City of Derby Sales Tax Special Obligation Revenue Bonds, 4.00%, 03/01/2025	1,150,000	1,140,179
Kansas Independent College Finance Authority Revenue Bonds (Bethel College), Series A, 5.65%, 05/01/2019	1,000,000	1,005,330
Kansas Independent College Finance Authority Revenue Bonds (Ottawa University), Series C, 6.30%, 05/01/2019	1,500,000	1,507,920
Overland Park Development Corp. Revenue Bonds, Series B, 5.13%, 01/01/2022	140,000	140,214

		3,793,643

Kentucky (0.8%)
Ohio County Pollution Control Revenue Bonds (Big Rivers Electric Corp.), Series A, 6.00%, 07/15/2031	1,500,000	1,510,455

Louisiana (0.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	266,630
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(b)	315,000	327,417

		594,047

Maryland (3.8%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	110,000	108,947
Frederick County Educational Facilties Revenue Bonds (Mount St. Marys University), Series A
5.00%, 09/01/2027(a)	1,495,000	1,628,683
5.00%, 09/01/2032(a)	740,000	792,695
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,487,411
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Adventist Healthcare Obligated Group)
Series A, 5.00%, 01/01/2020	355,000	363,722
5.00%, 01/01/2021	450,000	472,982
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
5.00%, 11/01/2025	625,000	680,831
Series A-2, 5.00%, 11/01/2025	705,000	767,978
5.00%, 11/01/2026	365,000	399,496
5.00%, 11/01/2027	600,000	656,208

		7,358,953

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Massachusetts (2.8%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	$790,000	$801,534
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(a)	1,000,000	1,008,030
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(a)	500,000	511,135
4.00%, 10/01/2026(a)	500,000	509,570
4.00%, 10/01/2027(a)	450,000	455,904
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,664,895
Massachusetts Port Authority Facilities Revenue Bonds (Delta Air Lines, Inc.), Series A
5.00%, 01/01/2021	450,000	454,153
5.50%, 01/01/2022	50,000	50,640

		5,455,861

Michigan (1.1%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	541,750
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	85,000	84,837
Jackson College Dormitory Housing Revenue Bonds, 5.00%, 05/01/2021	245,000	247,947
Michigan Strategic Fund Revenue Bonds (Genesee Power Station LP), 7.50%, 01/01/2021	415,000	408,775
Michigan Strategic Fund Revenue Bonds (United Methodist Retirement Communities, Inc.), 5.13%, 11/15/2025	200,000	200,290
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series A, 5.13%, 06/01/2022	560,000	556,332

		2,039,931

Minnesota (1.4%)
City of Hugo Charter School Lease Revenue Bonds (CS Property Noble LLC), Series A, 4.00%, 07/01/2020	145,000	146,882
City of International Falls Pollution Control Revenue Bonds (Boise Cascade Corp.), 5.65%, 12/01/2022	815,000	819,238
City of Sauk Rapids Revenue Bonds (Good Shephard Lutheran Home of Sauk Rapids Minnesota), 5.00%, 01/01/2020	420,000	426,779
Oak Park Heights Nursing Home Revenue Bonds (VSSA Care Center LLC), 4.00%, 02/01/2020	300,000	302,235
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary’s School), Series A, 5.00%, 08/01/2022(a)	985,000	1,030,034

		2,725,168

Mississippi (3.1%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	979,951
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.76%, 11/01/2032(b)	5,000,000	5,000,000

		5,979,951

Missouri (1.3%)
Platte County Industrial Develoment Authority Transportation Revenue Bonds
5.00%, 12/01/2019	665,000	399,000
5.00%, 12/01/2020	850,000	510,000
5.00%, 12/01/2025	675,000	405,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital) 4.00%, 11/15/2021	$555,000	$565,218
5.00%, 11/15/2022	625,000	661,531

		2,540,749

Nebraska (0.3%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	649,760

Nevada (1.0%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
5.00%, 09/01/2027	605,000	702,823
5.00%, 09/01/2029	620,000	707,091
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022(a)	600,000	592,362

		2,002,276

New Hampshire (0.1%)
New Hampshire Business Finance Authority Revenue Bonds (Casella Waste Systems, Inc.), 4.00%, 04/01/2029(a)(b)	250,000	251,527

New Jersey (2.2%)
New Jersey Economic Development Authority Revenue Bonds 5.00%, 06/15/2021	2,000,000	2,115,900
Series EE, 5.00%, 09/01/2023	700,000	734,286
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(a)	90,000	91,128
New Jersey Economic Development Authority Revenue Bonds (NYNJ Link Borrower LLC), 5.25%, 01/01/2025	125,000	139,619
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.)
4.88%, 09/15/2019	190,000	192,633
5.50%, 04/01/2028	55,000	55,113
South Jersey Port Corp. Revenue Bonds, Series B
5.00%, 01/01/2026	300,000	338,175
5.00%, 01/01/2027	250,000	284,020
5.00%, 01/01/2028	255,000	291,388

		4,242,262

New York (10.3%)
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.)
5.00%, 11/01/2021	300,000	319,989
5.00%, 11/01/2022	250,000	270,880
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	895,000	923,094
Build NYC Resource Corp. Revenue Bonds (Metropolitan College of New York), 5.00%, 11/01/2020	765,000	782,105
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A
4.00%, 06/01/2022(a)	190,000	193,188
5.00%, 06/01/2023(a)	370,000	391,467
5.00%, 06/01/2024(a)	390,000	415,058
5.00%, 06/01/2025(a)	410,000	438,839
5.00%, 06/01/2026(a)	430,000	461,846
5.00%, 06/01/2027(a)	450,000	484,272
5.00%, 06/01/2032(a)	500,000	523,175
City of Amsterdam General Obligation Limited Bonds, Series C, 5.50%, 07/25/2019	6,520,000	6,530,302
City of Ogdensburg General Obligation Limited Bonds, 4.00%, 07/31/2019	1,600,000	1,602,272
City of Poughkeepsie General Obligation Limited Bonds, Series A, 4.00%, 05/03/2019	1,820,000	1,825,278
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026	1,150,000	1,150,150

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	$445,000	$451,751
New York State Dormitory Authority Revenue Bonds (Yeshiva University), Series A, 5.00%, 11/01/2019	95,000	96,372
Village of Johnson City General Obligation Limited Bonds
5.00%, 10/01/2019	110,000	111,117
4.00%, 10/03/2019	2,425,000	2,438,507
5.00%, 10/01/2020	115,000	117,806
5.00%, 10/01/2021	115,000	119,041
5.00%, 10/01/2022	115,000	119,825

		19,766,334

North Carolina (0.4%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	855,698

Ohio (3.2%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, Series A-2
5.13%, 06/01/2024	2,865,000	2,680,351
5.38%, 06/01/2024	2,055,000	1,940,660
City of Cleveland Airport Special Revenue Bonds (United Airlines, Inc.), 5.38%, 09/15/2027	400,000	400,920
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	250,000	271,758
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	204,106
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp.) , Series E, 5.63%, 10/01/2019	750,000	759,652

		6,257,447

Oregon (0.0%)
Multnomah County Hospital Facilities Authority Revenue Bonds (Mirabella At South Waterfront Project), Series A, 5.00%, 10/01/2019	20,000	20,332

Pennsylvania (6.4%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022(a)	1,250,000	1,306,538
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(a)	930,000	929,005
5.00%, 10/15/2027(a)	1,650,000	1,729,299
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	107,045
Moon Industrial Development Authority Revenue Bonds (Baptist Homes Society), 5.00%, 07/01/2020	875,000	889,481
Pennsylvania Economic Development Financing Authority Revenue Bonds (Talen Energy Supply LLC), Series C, 5.00%, 12/01/2037(b)	3,100,000	3,105,921
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	570,000	572,936
Philadelphia Authority for Industrial Development Revenue Bonds (Evangelical Services for the Aging Obligated Group), 5.00%, 07/01/2031	500,000	519,805
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,264,100
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022(a)	100,000	106,963
Scranton School District General Obligation Limited Bonds
Series B, 5.00%, 06/01/2023	100,000	108,984
Series B, 5.00%, 06/01/2024	100,000	110,393
Series B, 5.00%, 06/01/2025	100,000	111,746
Series D, 5.00%, 06/01/2027	345,000	395,373

		12,257,589

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Puerto Rico (8.1%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A
5.50%, 07/01/2020	$1,315,000	$1,350,426
5.50%, 07/01/2020	935,000	960,189
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds
5.50%, 07/01/2019	115,000	116,233
Series A, 5.50%, 07/01/2019	860,000	867,422
Series A, 5.50%, 07/01/2019	885,000	892,638
Series A, 5.50%, 07/01/2021	615,000	639,975
Series A, 5.00%, 07/01/2027	110,000	113,511
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 4.00%, 07/01/2019	235,000	235,174
Series MM, 5.00%, 07/01/2019	360,000	362,387
Series NN, 5.25%, 07/01/2019	265,000	267,022
Series SS, 5.00%, 07/01/2020	155,000	156,324
Series UU, 5.00%, 07/01/2020	250,000	253,380
Series SS, 5.00%, 07/01/2022	260,000	261,700
Series PP, 5.00%, 07/01/2023	205,000	205,906
Series SS, 5.25%, 07/01/2023	1,420,000	1,496,850
Series PP, 5.00%, 07/01/2024	835,000	838,373
Series UU, 5.00%, 07/01/2024	300,000	310,365
Puerto Rico Highway & Transportation Authority Revenue Bonds
Series L, 5.25%, 07/01/2019	225,000	227,185
Series AA, 5.50%, 07/01/2019	390,000	393,366
Series BB, 5.25%, 07/01/2022	100,000	106,002
Series E, 5.50%, 07/01/2023	200,000	216,026
Series D, 5.00%, 07/01/2027	145,000	149,628
Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.00%, 08/01/2020	100,000	101,436
Puerto Rico Public Buildings Authority Revenue Bonds
Series F, 5.25%, 07/01/2019	115,000	115,877
Series F, 5.25%, 07/01/2019	500,000	504,855
Series F, 5.25%, 07/01/2021	1,200,000	1,256,268
6.00%, 07/01/2023	3,000,000	3,252,660

		15,651,178

Rhode Island (0.7%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B
5.00%, 09/01/2022	680,000	724,098
5.00%, 09/01/2023	500,000	539,335

		1,263,433

South Carolina (1.7%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Palmetto Health Obligated Group), 5.00%, 08/01/2019	65,000	66,046
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC)
5.25%, 02/01/2027(a)	1,060,000	1,039,690
6.00%, 02/01/2035(a)	1,000,000	996,940
South Carolina Jobs-Economic Development Authority Revenue Bonds (Royal Live Oaks Academy of the Arts & Sciences Charter School), Series A, 3.00%, 08/01/2020(a)	1,225,000	1,227,622

		3,330,298

Texas (10.7%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group)
5.00%, 07/15/2023	300,000	319,905
5.00%, 07/15/2024	150,000	160,990

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	$500,000	$523,000
City of Houston Airport System Revenue Bonds (United Airlines, Inc.)
4.50%, 07/01/2020	200,000	204,882
Series C, 5.00%, 07/15/2020	150,000	154,820
City of Rowlett Bayside Public Improvement District Special Assessment Revenue Bonds, 4.90%, 09/15/2024	155,000	150,406
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	82,241
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	946,257
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Willow Winds, Inc.), Series A, 5.00%, 10/01/2023	115,000	123,696
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 4.00%, 07/01/2019	255,000	256,558
Series C, 4.00%, 07/01/2021	275,000	281,916
Series C, 5.00%, 07/01/2023	300,000	321,903
Series B, 4.00%, 07/01/2025	675,000	706,846
Series C, 5.00%, 07/01/2025	330,000	354,849
Series B, 4.00%, 07/01/2026	500,000	522,490
Series D, 6.00%, 07/01/2026	140,000	139,413
Series B, 4.00%, 07/01/2031	500,000	506,395
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (CHF-Collegiate Housing Island Campus LLC), Series A
5.00%, 04/01/2027	740,000	767,550
5.00%, 04/01/2028	550,000	566,676
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (MRC Senior Living), 3.25%, 11/15/2022	960,000	941,530
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), 7.25%, 02/01/2036(a)(b)	1,200,000	1,239,624
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP), Series A, 1.60%, 07/01/2029(a)(b)	1,925,000	1,925,000
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	87,836
5.50%, 08/01/2023	50,000	55,952
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.)
Series A, 4.50%, 11/15/2021	855,000	675,450
Series B-1, 5.63%, 11/15/2024	3,000,000	3,026,520
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 3.32%, 12/15/2026(b)	1,500,000	1,485,795
Series D, 6.25%, 12/15/2026	2,510,000	2,886,550
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, 5.00%, 12/15/2025	1,000,000	1,088,810
Texas Public Finance Authority Revenue Bonds (TexasSouthern University), 5.00%, 11/01/2021	100,000	107,453

		20,611,313

U. S. Virgin Islands (0.9%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,299,722
Virgin Islands Public Finance Authority Revenue Bonds (United States Virgin Islands Federal Excise Tax), Series A, 5.00%, 10/01/2020	330,000	334,511

		1,634,233

Utah (1.6%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A
4.50%, 10/15/2028(a)	500,000	492,060
4.63%, 10/15/2048(a)(b)	1,000,000	965,140
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.63%, 06/15/2021(a)	385,000	381,762

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(b)	$1,250,000	$1,207,100

		3,046,062

Vermont (0.1%)
Vermont Student Assistance Corp. Education Loan Revenue Bonds, Series A, 3.00%, 06/15/2019	270,000	270,624

Washington (1.4%)
Washington State Housing Finance Commission Revenue Bonds (Bayview Manor Homes Obligated Group), Series B, 2.80%, 07/01/2021(a)	350,000	347,175
Washington State Housing Finance Commission Revenue Bonds (Heron’s Key Obligated Group), Series B-1, 5.50%, 01/01/2024(a)	800,000	800,360
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022(a)	1,035,000	1,096,386
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group)
5.00%, 01/01/2023	30,000	32,258
5.00%, 01/01/2023(a)	50,000	52,343
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021(a)	380,000	375,736

		2,704,258

West Virginia (1.3%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	500,000	489,025
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,930,000	1,952,118

		2,441,143

Wisconsin (3.0%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Covenent Communities, Inc.)
5.50%, 07/01/2023	100,000	98,689
6.00%, 07/01/2028	170,000	166,999
6.50%, 07/01/2033	300,000	290,454
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A
5.00%, 03/01/2023	1,310,000	1,349,064
5.00%, 03/01/2028	1,190,000	1,243,812
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	746,671
5.00%, 01/01/2027	830,000	905,513
Wisconsin Public Finance Authority Revenue Bonds (Glenridge on Palmer Ranch), Series A, 7.00%, 06/01/2020(a)	165,000	170,288
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	130,000	135,342
Wisconsin Public Finance Authority Senior Living Revenue Bonds (Mary’s Woods at Marylhurst, Inc.), Series A, 3.95%, 11/15/2024(a)	620,000	622,964

		5,729,796

Total Municipal Bonds		188,714,643

MUTUAL FUNDS (0.0%)
United States (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	89,930	89,948

Total Mutual Funds		89,948

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen High Yield Managed Duration Municipal Fund

Total Investments (Cost $189,977,935)—97.9%	188,804,591

Other Assets in Excess of Liabilities—2.1%	3,962,626

Net Assets—100.0%	$192,767,217

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Security is in default.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.3%)
Alabama (3.1%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047(a)	$1,000,000	$1,045,360
Southeast Alabama Gas Supply District Revenue Bonds, Series B, 2.54%, 06/01/2049(a)	1,250,000	1,245,025

		2,290,385

Alaska (1.4%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	1,000,000	1,055,110

California (7.2%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	350,000	366,390
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, Zero Coupon, 08/01/2025(b)	1,000,000	729,450
Los Angeles Community College District General Obligation Unlimited Bonds
Series A, 5.50%, 08/01/2025	1,000,000	1,019,520
Series I, 4.00%, 08/01/2029	400,000	446,552
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	500,000	615,950
Series A, 6.50%, 11/01/2039	500,000	687,195
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	318,138
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,059,750

		5,242,945

District of Columbia (0.8%)
Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	589,935

Florida (4.9%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,030,990
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,007,720
County of Escambia Revenue Bonds , 5.00%, 10/01/2046	1,000,000	1,115,120
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	282,500
Volusia County Educational Facility Authority Revenue Bonds (EMBRY- Riddle Aeronautical University, Inc.), 5.00%, 10/15/2047	100,000	109,276

		3,545,606

Georgia (2.2%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	502,710
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	100,259
Monroe Country Development Authority Revenue Bonds, 2.35%, 10/01/2048(a)	1,000,000	996,750

		1,599,719

Hawaii (0.9%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	634,049

Illinois (1.9%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	543,550
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	857,779

		1,401,329

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Tax-Free Income Fund

Kentucky (0.7%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	$500,000	$526,895

Louisiana (6.5%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	548,818
Louisiana Public Facilities Authority Revenue Bonds
(Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	10,577
3.00%, 05/15/2031	990,000	979,922
Louisiana Public Facilities Authority Revenue Bonds (Entergy Louisiana LLC), Series B, 3.50%, 06/01/2030	1,000,000	994,410
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	593,990
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	295,815
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040(a)	1,250,000	1,299,275

		4,722,807

Massachusetts (1.4%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D, 5.50%, 08/01/2019	1,000,000	1,019,070

Michigan (1.3%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	914,166

Minnesota (0.7%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	502,910

Nebraska (1.1%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	796,463

New Hampshire (3.6%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	282,417
5.00%, 08/01/2036	245,000	275,150
5.25%, 06/01/2039	1,000,000	1,011,850
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,013,800

		2,583,217

New Jersey (8.0%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,039,720
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey), Series F, 4.00%, 07/01/2033	100,000	105,440
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,166,680
New Jersey Turnpike Authority Revenue Bonds, Series A, 5.00%, 01/01/2031	850,000	974,746
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	515,120

		5,801,706

New York (15.5%)
City of Yonkers General Obligation Limited Bonds, Series A, 3.00%, 05/15/2019	1,000,000	1,001,560
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,123,560
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,098,610

See accompanying Notes to Schedule of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Tax-Free Income Fund

New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	$295,000	$338,816
New York State Dormitory Authority Revenue Bonds, Series A, 5.00%, 03/15/2033	850,000	964,606
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,534,625
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,338,327
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,002,720
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	633,875
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,049,040
Village of Johnson City General Obligation Limited Bonds, 4.00%, 10/03/2019	175,000	175,975

		11,261,714

North Dakota (1.4%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	1,023,650

Pennsylvania (5.3%)
Lehigh County Industrial Development Authority Revenue Bonds (PPL Electric Utilities Corp.), 1.80%, 02/15/2027(a)	800,000	779,864
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	815,448
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	1,850,000	2,282,604

		3,877,916

Puerto Rico (1.4%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A 5.50%, 07/01/2020	500,000	513,470
5.50%, 07/01/2020	500,000	513,470

		1,026,940

Rhode Island (1.0%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	697,463

South Carolina (1.6%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	581,070
5.00%, 01/01/2026	500,000	588,910

		1,169,980

Tennessee (1.5%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	535,760
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	554,970

		1,090,730

Texas (22.0%)
City of Houston TX General Obligation Limited Bonds
(Pre-refunded @ $100, 03/01/2019), Series A, 5.00%, 03/01/2030	1,405,000	1,408,569
Series A, 5.00%, 03/01/2030	170,000	170,421
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,055,660
Harris Country Toll Road Authority Revenue Bonds, Series A, 4.00%, 08/15/2048	500,000	508,730
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,170,000	6,204,569

See accompanying Notes to Schedule of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Tax-Free Income Fund

Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	$1,000,000	$1,027,590
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	929,456
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,036,190
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,075,117
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,395,000	1,604,278
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,006,820

		16,027,400

Utah (0.2%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	112,235

Virginia (0.8%)
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/2048	500,000	573,275

West Virginia (0.8%)
West Virginia Economic Development Authority Revenue Bonds, Unrefunded, Series A, 1.90%, 03/01/2040(a)	550,000	549,615

Wisconsin (1.1%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	539,005
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	282,842

		821,847

Total Municipal Bonds		71,459,077

SHORT-TERM INVESTMENT (3.8%)
UNITED STATES (3.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(c)	2,791,636	2,791,636

Total Short-Term Investment		2,791,636

Total Investments (Cost $71,786,835)—102.1%		74,250,713

Liabilities in Excess of Other Assets—(2.1)%		(1,542,781)

Net Assets—100.0%		$72,707,932

(a)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Issued with a zero coupon.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

See accompanying Notes to Schedule of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (100.6%)
Alabama (4.9%)
Eutaw Industrial Development Board Revenue Bonds (Mission Power Co.), 1.95%, 12/01/2020(a)	$6,250,000	$6,250,000
Health Care Authority for Baptist Health Revenue Bonds, Series B
1.62%, 11/15/2037(a)	2,625,000	2,625,000
2.05%, 11/01/2042(a)	18,200,000	18,200,000
Mobile Industrial Development Board Revenue Bonds (Alabama Power Co.), Series A, 1.70%, 04/01/2031(a)	8,800,000	8,800,000
Tuscaloosa County Industrial Development Authority Revenue Bonds (Nucor Corp.), Series A, 1.64%, 09/01/2020(a)	7,400,000	7,400,000
West Jefferson Industrial Development Board Revenue Bonds (Alabama Power Co.), 1.70%, 12/01/2038(a)	5,190,000	5,190,000

		48,465,000

Arizona (2.6%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.88%, 09/01/2024(a)	11,200,000	11,201,680
Phoenix Industrial Development Authority Solid Waste Revenue Bonds (Republic Services, Inc.), 2.15%, 12/01/2035(a)	14,500,000	14,500,000

		25,701,680

Arkansas (2.6%)
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), 2.05%, 09/01/2044(a)	17,037,000	17,037,000
City of Blytheville Revenue Bonds (Nucor Corp. Project), 1.63%, 01/02/2033(a)	8,500,000	8,500,000

		25,537,000

California (10.7%)
California Infrastructure & Economic Development Bank Revenue Bonds (Pacific Gas & Electric Co.)
Series A, 4.00%, 11/01/2026(a)	4,600,000	4,600,000
Series B, 4.00%, 11/01/2026(a)	500,000	500,000
California Infrastructure & Economic Development Bank Revenue Bonds (Westside Waldorf School Project), 1.98%, 10/01/2028(a)	1,925,000	1,925,000
California Pollution Control Financing Authority Revenue Bonds (Pacific Gas & Electric Co.)
Series F, 3.25%, 11/01/2026(a)	9,400,000	9,400,000
Series B, 4.50%, 11/01/2026(a)	8,900,000	8,900,000
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.)
Series A, 2.15%, 08/01/2023(a)(b)	25,000,000	25,000,000
Series 2017-A1, 2.30%, 11/01/2042(a)(b)	2,200,000	2,200,242
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group)
Series F, 1.48%, 07/01/2040(a)	125,000	125,000
Series D, 1.48%, 07/01/2041(a)	4,525,000	4,525,000
California Statewide Communities Development Authority Revenue Bonds (Kennerly-Spratling, Inc.), Series A, 1.80%, 06/01/2020(a)	290,000	290,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 1.84%, 04/01/2042(a)	8,935,000	8,935,000
Palomar Pomerado Health Care Certificates of Particpation
Series B, 1.90%, 11/01/2036(a)	12,675,000	12,675,000
Series C, 1.95%, 11/01/2036(a)	17,600,000	17,600,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Series A, 2.05%, 11/01/2036(a)	$10,450,000	$10,450,000

		107,125,242

Connecticut (2.3%)
Capital City Economic Development Authority Revenue Bonds, Series B
1.47%, 06/15/2024(a)	7,250,000	7,250,000
1.47%, 06/15/2034(a)	15,455,000	15,455,000

		22,705,000

Delaware (0.7%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 1.66%, 10/01/2029(a)	4,900,000	4,900,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 1.63%, 11/01/2027(a)	2,400,000	2,400,000

		7,300,000

Florida (9.1%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.)
1.80%, 06/01/2045(a)	25,900,000	25,900,000
1.77%, 12/01/2048(a)	10,150,000	10,150,000
Series B, 1.80%, 12/01/2048(a)	2,600,000	2,600,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 2.00%, 02/01/2029(a)	23,800,000	23,800,000
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.)
Series A, 1.75%, 12/01/2046(a)	2,050,000	2,050,000
Series B, 1.80%, 12/01/2046(a)	2,310,000	2,310,000
Miami-Dade County Expressway Authority Toll System Revenue Bonds
Series DCL-2012-004, 1.76%, 08/01/2028(a)(b)	10,000,000	10,000,000
Series DCL-2012-005, 1.66%, 07/01/2033(a)(b)	11,355,000	11,355,000
Miami-Dade County School Board Certifcates of Participation, Series DCL-2013-005, 1.66%, 05/01/2037(a)(b)	2,185,000	2,185,000

		90,350,000

Georgia (3.7%)
Coweta County Development Authority Revenue Bonds (Georgia Power Co.), 1.73%, 06/01/2032(a)	6,000,000	6,000,000
Douglas County Development Authority Revenue Bonds (Electrical Fiber Systems, Inc.), 1.80%, 12/01/2021(a)	500,000	500,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 1.73%, 09/01/2026(a)	1,800,000	1,800,000
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Health System Obligated Group), Series 2017, 1.66%, 02/15/2047(a)	20,000,000	20,000,000
Heard County Development Authority Revenue Bonds (Georgia Power Co.), 1.79%, 12/01/2037(a)	1,700,000	1,700,000
Monroe County Development Authority Revenue Bonds (Georgia Power Co.), 1.73%, 04/01/2032(a)	2,750,000	2,750,000
Puttable Floating Option Tax-Exempt Receipts, Series DCL 2007-4174, 1.76%, 10/01/2024(a)(b)	4,500,000	4,500,000

		37,250,000

Illinois (5.2%)
Chicago Board of Education General Obligation Unlimited Bonds, Series DCL-2012-001, 1.88%, 03/01/2034(a)(b)	44,260,000	44,260,000
Chicago Board of Education Revenue Bonds, Series DCL-2012-001, 1.88%, 12/01/2030(a)(b)	5,000,000	5,000,000
State of Illinois General Obligation Unlimited Bonds Series A, 5.00%, 04/01/2019	1,000,000	1,004,230

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

5.00%, 08/01/2019	$1,205,000	$1,220,689

		51,484,919

Indiana (4.2%)
City of South Bend Economic Development Revenue Bonds (Dynamic R.E.H.C., Inc.), 1.63%, 09/01/2020(a)	55,000	55,000
City of Whiting Environmental Facilities Revenue Bonds (BP Products North America, Inc.), 2.18%, 12/01/2044(a)	15,000,000	15,013,350
County of Jasper Pollution Control Revenue Bonds (Northern Indiana Public Service Co.), Series C, 5.85%, 04/01/2019	2,000,000	2,011,440
Elkhart County Revenue Bonds, 1.74%, 01/01/2035(a)	6,269,000	6,269,000
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 1.75%, 08/01/2030(a)	18,675,000	18,675,000

		42,023,790

Iowa (4.3%)
Cirty of Coralville Revenue Bonds, Series D, 3.00%, 05/01/2019	500,000	499,115
Iowa Finance Authority Midwestern Disaster Area Economic Development Revenue Bonds (CJ Bio America, Inc.), 1.81%, 04/01/2022(a)	12,000,000	12,000,000
Iowa Finance Authority Revenue Solid Waste Facilities Revenue Bonds (MidAmerican Energy Co.), 1.35%, 12/01/2047(a)	30,000,000	30,000,000

		42,499,115

Kansas (1.3%)
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.)
Series B, 1.80%, 09/01/2035(a)	5,000,000	5,000,000
Series A, 1.80%, 09/01/2035(a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.73%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.73%, 02/01/2029(a)	1,000,000	1,000,000
City of Wichita Airport Adjustable Mode Airport Special Facilities Revenue Bonds (FlighSafety International, Inc.), Series A, 1.48%, 11/01/2031(a)	660,000	660,000

		12,660,000

Kentucky (2.2%)
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), Series B, 1.70%, 01/01/2029(a)	19,100,000	19,100,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.88%, 08/15/2023(a)	3,300,000	3,299,802

		22,399,802

Louisiana (2.1%)
East Baton Rouge Parish Industrial Development Board Revenue Bonds (Georgia Pacific LLC), 1.59%, 06/01/2029(a)(b)	10,200,000	10,200,000
Louisiana Public Facilities Authority Revenue Bonds (St Mary’s Dominican High School Corp.), Series B, 1.79%, 07/01/2033(a)	325,000	325,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 3.43%, 09/01/2021(a)	705,000	705,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 1.80%, 03/15/2025(a)	10,000,000	9,997,700

		21,227,700

Maine (2.4%)
City of Old Town Solid Waste Disposal Revenue Bonds (Georgia-Pacific LLC), 1.54%, 12/01/2024(a)(b)	7,000,000	7,000,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Maine State Housing Authority Mortgage Purchase Bonds, Series B, 1.50%, 11/15/2037(a)	$16,630,000	$16,630,000

		23,630,000

Maryland (1.6%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George’s Boulevard Obligated Group), 1.79%, 12/01/2033(a)	6,160,000	6,160,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 1.79%, 11/01/2022(a)	655,000	655,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.54%, 03/01/2030(a)	7,550,000	7,550,000
Washington County Revenue Bonds (Conservit, Inc.), 1.79%, 02/01/2023(a)	1,925,000	1,925,000

		16,290,000

Michigan (0.1%)
Michigan State Housing Development Authority Revenue Bonds, Series A, 1.70%, 10/01/2037(a)	1,050,000	1,050,000
Mississippi (10.0%)
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.)
1.95%, 07/01/2025(a)	10,600,000	10,600,000
1.95%, 12/01/2027(a)	9,400,000	9,400,000
1.95%, 05/01/2028(a)	13,520,000	13,520,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 3.81%, 11/01/2032(a)	63,000,000	63,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 1.65%, 03/01/2033(a)	3,480,000	3,480,000

		100,000,000

Nevada (0.4%)
Director of the State of Nevada Department of Business and Industry Revenue Bonds (Republic Services, Inc.), 2.50%, 12/01/2026(a)(b)	4,000,000	4,003,040

New Jersey (2.0%)
City of Newark General Obligation Unlimited Bonds, 3.50%, 10/09/2019	14,825,000	14,960,797
New Jersey Economic Development Authority Revenue Bonds, 1.72%, 12/15/2020(a)(b)	4,940,000	4,940,000

		19,900,797

New York (5.9%)
City of Port Jervis General Obligation Limited Bonds, 3.00%, 10/10/2019	5,000,000	5,034,100
City of Yonkers General Obligation Limited Bonds, Series A
3.00%, 05/15/2019	15,000,000	15,023,400
3.13%, 05/15/2019	2,115,394	2,119,456
East Ramapo Central School District General Obligation Unlimited Bonds, 3.00%, 04/26/2019	9,798,000	9,827,198
New York City General Obligation Unlimited Bonds
Series C-4, 1.55%, 10/01/2027(a)	7,325,000	7,325,000
Series H-5, 1.68%, 03/01/2034(a)	3,100,000	3,100,000
Series J-3, 1.50%, 06/01/2036	100,000	100,000
Series J-2, 1.80%, 06/01/2036(a)	8,600,000	8,600,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 1.88%, 12/01/2034(a)	1,300,000	1,300,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 1.74%, 06/01/2029(a)	6,820,000	6,820,000

		59,249,154

North Carolina (3.2%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Series A, 1.63%, 11/01/2033(a)	$18,900,000	$18,900,000
Series B, 1.63%, 11/01/2033(a)	13,100,000	13,100,000

		32,000,000

North Dakota (1.1%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 1.72%, 03/07/2019	10,860,000	10,860,000

Ohio (0.7%)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), Series B, 1.68%, 01/15/2045(a)	7,150,000	7,150,000

Oklahoma (0.1%)
Muskogee Oklahoma Industrial Trust Pollution Control Revenue Bonds (Oklahoma Gas & Electric Co.), Series A, 1.55%, 01/01/2025(a)	1,100,000	1,100,000

Oregon (1.0%)
Gilliam County Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), Series A, 2.25%, 07/01/2038(a)	10,000,000	9,999,700

Pennsylvania (2.9%)
Emmaus General Authority Revenue Bonds, 1.50%, 12/01/2028(a)	5,850,000	5,850,000
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 1.79%, 11/01/2021(a)	250,000	250,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 2.15%, 08/01/2045(a)	9,000,000	9,000,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 1.68%, 09/01/2050(a)	14,000,000	14,000,000

		29,100,000

Tennessee (0.8%)
Tennessee Energy Acquisition Corp. Gas Project Revenue Bonds, Series C, 5.00%, 02/01/2019	6,920,000	6,920,000
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 1.79%, 06/01/2037(a)(b)	1,125,000	1,125,000

		8,045,000

Texas (5.1%)
La Salle County General Obligation Unlimited Bonds, Series B, 5.00%, 03/01/2019	1,025,000	1,027,419
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP)
1.60%, 04/01/2028(a)	7,000,000	7,000,000
Series A, 1.60%, 07/01/2029(a)(b)	31,075,000	31,075,000
1.60%, 01/01/2030(a)	10,000,000	10,000,000
Series F, 1.60%, 01/01/2032(a)	1,400,000	1,400,000

		50,502,419

Utah (0.8%)
Tender Option Bond Trust Receipts/Certificates
Series 2018-XM0699, 1.73%, 07/01/2026(a)(b)	6,330,000	6,330,000
Series 2017-XM0493, 1.68%, 07/01/2047(a)(b)	1,500,000	1,500,000

		7,830,000

West Virginia (2.4%)
West Virginia Economic Development Authority Revenue Bonds (Appalachian Power Co.), Series A, 1.62%, 02/01/2036(a)	24,000,000	24,000,000

Wisconsin (3.9%)
Marshfield Housing Authority Revenue Bonds (Wildwood Regency Housing LLC Project), 1.73%, 09/01/2033(a)	2,320,000	2,320,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2019 (Unaudited)

Aberdeen Ultra Short Municipal Income Fund

Milwaukee Redevelopment Authority Revenue Bonds (Kubin Nicholson Corp.), Series A, 1.59%, 08/01/2020(a)	$220,000	$220,000
Village of Menomonee Falls Industrial Development Revenue Bonds (Reich Tool & Design, Inc.), 1.59%, 11/01/2036(a)	2,220,000	2,220,000
Wisconsin Public Finance Authority Revenue Bonds (Waste Management, Inc.)
2.15%, 10/01/2025(a)	13,535,000	13,535,000
2.15%, 09/01/2027(a)	20,000,000	20,000,000
Wisconsin State Health & Educational Facilities Revenue Bond (Community Care, Inc.), 1.54%, 09/01/2032(a)	250,000	250,000

		38,545,000

Wyoming (0.3%)
Gillette Environmental Improvement Revenue Bonds (Black Hills Corp.), Series A, 1.63%, 06/01/2024(a)	2,855,000	2,855,000

Total Municipal Bonds		1,002,839,358

Total Investments (Cost $1,002,800,049)—100.6%		1,002,839,358

Liabilities in Excess of Other Assets—(0.6)%		(6,385,718)

Net Assets—100.0%		$996,453,640

(a)

Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (83.5%)
Alternative Investment (55.5%)
AQR Managed Futures Strategy Fund, Class I(a)	145,382	$1,193,587
Arbitrage Event Driven Fund, Institutional Class I	469,237	4,443,676
BlackRock Global Long/Short Equity Fund, Institutional Class	202,600	2,532,497
Boston Partners Long/Short Research Fund, Institutional Class	201,325	3,037,986
Gotham Neutral Fund, Institutional Class(a)	367,775	3,813,823
Otter Creek Long/Short Opportunity Fund, Institutional Class	130,617	1,498,182

		16,519,751

Fixed Income Funds (28.0%)
Eaton Vance Floating-Rate Fund, Class I	670,506	5,933,985
Nuveen Preferred Securities Fund, Institutional Class	147,054	2,405,799

		8,339,784

Total Mutual Funds		24,859,535

EXCHANGE-TRADED FUNDS (11.4%)
Equity Funds (7.3%)
iShares Edge MSCI Min Vol USA ETF	6,195	342,955
iShares Edge MSCI USA Momentum Factor ETF	4,570	487,619
iShares Edge MSCI USA Quality Factor ETF	2,884	239,632
iShares Edge MSCI USA Size Factor ETF	2,122	179,052
iShares Edge MSCI USA Value Factor ETF	4,916	391,854
iShares Nasdaq Biotechnology ETF	2,789	305,925
X-trackers MSCI Japan Hedged Equity ETF	5,993	231,570

		2,178,607

Fixed Income Fund (4.1%)
iShares TIPS Bond ETF	10,929	1,213,884

Total Exchange-Traded Funds		3,392,491

SHORT-TERM INVESTMENT (5.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	1,518,789	1,518,789

Total Short-Term Investment		1,518,789

Total Investments (Cost $29,938,676)—100.0%		29,770,815

Other Assets in Excess of Liabilities—0.0%		4,554

Net Assets—100.0%		$29,775,369

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (24.8%)
Fixed Income Funds (24.8%)
Eaton Vance Floating-Rate Fund, Class I	196,318	$1,737,416
Nuveen Preferred Securities Fund, Institutional Class	50,140	820,301
Oppenheimer International Bond Fund, Class Y	144,992	807,605

		3,365,322

Total Mutual Funds		3,365,322

EXCHANGE-TRADED FUNDS (71.8%)
Equity Funds (54.7%)
iShares Core S&P 500 ETF	2,512	682,134
iShares Emerging Markets Dividend ETF	16,813	705,137
iShares MSCI EAFE Value ETF	22,579	1,087,405
iShares MSCI Japan ETF	9,873	535,906
iShares MSCI Pacific ex Japan ETF	6,830	299,837
iShares Select Dividend ETF	11,553	1,102,041
Vanguard High Dividend Yield ETF	24,937	2,063,537
WisdomTree Europe Hedged Equity Fund	9,118	549,724
X-trackers MSCI Japan Hedged Equity ETF	10,327	399,035

		7,424,756

Fixed Income Funds (17.1%)
iShares Emerging Markets High Yield Bond ETF	11,791	553,233
iShares JP Morgan EM Local Currency Bond ETF	18,102	822,555
iShares U.S. & International High Yield Corp Bond ETF	19,684	947,588

		2,323,376

Total Exchange-Traded Funds		9,748,132

SHORT-TERM INVESTMENT (4.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(a)	544,636	544,636

Total Short-Term Investment		544,636

Total Investments (Cost $13,827,692)—100.6%		13,658,090

Liabilities in Excess of Other Assets—(0.6)%		(76,948)

Net Assets—100.0%		$13,581,142

(a)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ETF	Exchange-Traded Fund

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2019 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (13.6%)
Fixed Income Funds (13.6%)
Eaton Vance Floating-Rate Fund, Class I	127,143	$1,125,216
Nuveen Preferred Securities Fund, Institutional Class	7,285	119,183
Oppenheimer International Bond Fund, Class Y	61,345	341,688

		1,586,087

Total Mutual Funds		1,586,087

EXCHANGE-TRADED FUNDS (84.2%)
Equity Funds (67.4%)
iShares Core S&P 500 ETF	5,598	1,520,137
iShares MSCI EAFE ETF	9,111	571,077
iShares MSCI Emerging Markets ETF	11,977	516,209
iShares MSCI Eurozone ETF	12,645	472,291
iShares MSCI Japan ETF	12,856	697,824
iShares Russell 2000 ETF(a)	7,856	1,171,015
iShares Russell Mid-Cap ETF(a)	21,056	1,082,489
Vanguard High Dividend Yield ETF	2,878	238,154
WisdomTree Europe Hedged Equity Fund	20,785	1,253,128
X-trackers MSCI Japan Hedged Equity ETF	8,752	338,177

		7,860,501

Fixed Income Funds (16.8%)
iShares Edge U.S. Fixed Income Balanced Risk ETF	6,910	675,594
iShares Emerging Markets High Yield Bond ETF	5,148	241,544
iShares JP Morgan EM Local Currency Bond ETF	10,275	466,896
iShares TIPS Bond ETF	1,075	119,401
iShares U.S. & International High Yield Corp Bond ETF	9,537	459,111

		1,962,546

Total Exchange-Traded Funds		9,823,047

SHORT-TERM INVESTMENT (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.32%(b)	248,041	248,041

Total Short-Term Investment		248,041

Total Investments (Cost $11,349,741)—99.9%		11,657,175

Other Assets in Excess of Liabilities—0.1%		11,735

Net Assets—100.0%		$11,668,910

(a)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,115,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. See Note 2(k) for additional information.

(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2019.

ETF	Exchange-Traded Fund
TIPS	Treasury Inflation Protected Securities

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2019

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs

Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

The following is a summary of the inputs used as of January 31, 2019 in valuing the Funds’ investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Asia-Pacific (ex-Japan) Equity Fund Investments in Securities
Common Stocks	262,987	7,527,495	—	7,790,482
Preferred Stocks	—	493,232	—	493,232
Short-Term Investment	325,282	—	—	325,282

	588,269	8,020,727	—	8,608,996

Investments, at Value	Level 1	Level 2	Level 3	Total
China Opportunities Fund
Investments in Securities
Common Stocks	548,459	10,140,353	—	10,688,812
Short-Term Investment	57,198	—	—	57,198

	605,657	10,140,353	—	10,746,010

Investments, at Value	Level 1	Level 2	Level 3	Total
Dynamic Dividend Fund
Investments in Securities
Common Stocks	78,648,654	50,963,136	—	129,611,790
Exchange-Traded Funds	1,305,311	—	—	1,305,311
Preferred Stocks	—	1,731,553	—	1,731,553
Short-Term Investment	2,332,662	—	—	2,332,662
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,376)	—	(3,376)

	82,286,627	52,691,313	—	134,977,940

Investments, at Value	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Investments in Securities
Common Stocks	984,977,964	4,115,866,834	—	5,100,844,798
Preferred Stocks	223,821,590	357,190,991	—	581,012,581
Short-Term Investment	59,737,281	—	—	59,737,281

	1,268,536,835	4,470,057,825	—	5,741,594,660

Investments, at Value	Level 1	Level 2	Level 3	Total
Focused U.S. Equity Fund
Investments in Securities
Common Stocks	19,148,286	—	—	19,148,286
Short-Term Investment	651,705	—	—	651,705

	19,799,991	—	—	19,799,991

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Equity Fund
Investments in Securities
Common Stocks	14,246,513	15,669,120	—	29,915,633
Preferred Stocks	2,139,096	642,404	—	2,781,500
Short-Term Investment	356,648	—	—	356,648

	16,742,257	16,311,524	—	33,053,781

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Infrastructure Fund
Investments in Securities
Common Stocks	54,045,556	43,453,971	—	97,499,527
Exchange-Traded Funds	956,448	—	—	956,448
Short-Term Investment	2,476,459	—	—	2,476,459
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	12,445	—	12,445
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,860)	—	(22,860)

	57,478,463	43,443,556	—	100,922,019

Investments, at Value	Level 1	Level 2	Level 3	Total
Income Builder Fund
Investments in Securities
Common Stocks	41,884,080	—	—	41,884,080
Corporate Bonds	—	44,514,300	—	44,514,300
Short-Term Investment	1,213,321	—	—	1,213,321

	43,097,401	44,514,300	—	87,611,701

Investments, at Value	Level 1	Level 2	Level 3	Total
International Equity Fund
Investments in Securities
Common Stocks	32,499,583	197,136,763	—	229,636,346
Preferred Stocks	14,358,925	5,080,831	—	19,439,756
Short-Term Investment	5,073,786	—	—	5,073,786

	51,932,294	202,217,594	—	254,149,888

Investments, at Value	Level 1	Level 2	Level 3	Total
International Real Estate Equity Fund
Investments in Securities
Common Stocks	19,817,605	71,989,378	0	91,806,983
Short-Term Investment	2,250,846	—	—	2,250,846

	22,068,451	71,989,378	—	94,057,829

Investments, at Value	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Investments in Securities
Common Stocks	11,142,991	52,730,126	—	63,873,117
Short-Term Investment	3,491,981	—	—	3,491,981

	14,634,972	52,730,126	—	67,365,098

Investments, at Value	Level 1	Level 2	Level 3	Total
Japanese Equities Fund
Investments in Securities
Common Stocks	—	1,333,768	—	1,333,768
Short-Term Investment	13,110	—	—	13,110

	13,110	1,333,768	—	1,346,878

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

Investments, at Value	Level 1	Level 2	Level 3	Total
Realty Income & Growth Fund
Investments in Securities
Common Stocks	76,213,124	—	—	76,213,124
Short-Term Investment	1,370,336	—	—	1,370,336

	77,583,460	—	—	77,583,460

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Mid Cap Equity Fund
Investments in Securities
Common Stocks	1,485,014	—	—	1,485,014
Short-Term Investment	33,213	—	—	33,213

	1,518,227	—	—	1,518,227

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Multi-Cap Equity Fund
Investments in Securities
Common Stocks	336,909,561	—	—	336,909,561
Short-Term Investment	5,387,153	—	—	5,387,153

	342,296,714	—	—	342,296,714

Investments, at Value	Level 1	Level 2	Level 3	Total
U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,374,271,771	—	—	1,374,271,771
Short-Term Investment	27,588,788	—	—	27,588,788

	1,401,860,559	—	—	1,401,860,559

Investments, at Value	Level 1	Level 2	Level 3	Total
Asia Bond Fund
Investments in Securities
Corporate Bonds	—	1,042,460	—	1,042,460
Government Bonds	—	1,783,850	—	1,783,850
Short-Term Investment	347,487	—	—	347,487
Other Financial Instruments
Assets
Futures Contracts	12,958	—	—	12,958
Forward Foreign Currency Exchange Contracts	—	51,070	—	51,070
Liabilities
Futures Contracts	(16,087)	—	—	(16,087)
Forward Foreign Currency Exchange Contracts	—	(30,087)	—	(30,087)

	344,358	2,847,293	—	3,191,651

Investments, at Value	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	6,455,578	—	6,455,578
Government Bonds	—	15,393,937	—	15,393,937
Government Agencies	—	225,528	—	225,528
Short-Term Investment	1,192,734	—	—	1,192,734
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	30,469	—	30,469
Liabilities
Forward Foreign Currency Exchange Contracts	—	(86,392)	—	(86,392)

	1,192,734	22,019,120	—	23,211,854

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Unconstrained Fixed Income Fund
Investments in Securities
Commercial Mortgage-Backed Securities	—	201,842	—	201,842
Residential Mortgage-Backed Securities	—	1,065	—	1,065
Corporate Bonds	—	12,532,977	—	12,532,977
Short-Term Investment	98,101	—	—	98,101
Other Financial Instruments
Assets
Futures Contracts	30,520	—	—	30,520
Forward Foreign Currency Exchange Contracts	—	63,922	—	63,922
Credit Default Swap Contracts	—	11,516	—	11,516
Centrally Cleared Interest Rate Swap Agreements	—	485,545	—	485,545
Liabilities
Futures Contracts	(211,610)	—	—	(211,610)
Forward Foreign Currency Exchange Contracts	—	(130,720)	—	(130,720)
Credit Default Swap Contracts	—	(13,246)	—	(13,246)
Centrally Cleared Interest Rate Swap Agreements	—	(457,613)	—	(457,613)

	(82,989)	12,695,288	—	12,612,299

Investments, at Value	Level 1	Level 2	Level 3	Total
High Yield Managed Duration Municipal Fund
Investments in Securities
Municipal Bonds	—	188,714,643	—	188,714,643
Mutual Funds	89,948	—	—	89,948

	89,948	188,714,643	—	188,804,591

Investments, at Value	Level 1	Level 2	Level 3	Total
Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	71,459,077	—	71,459,077
Short-Term Investment	2,791,636	—	—	2,791,636

	2,791,636	71,459,077	—	74,250,713

Investments, at Value	Level 1	Level 2	Level 3	Total
Ultra Short Municipal Income Fund
Investments in Securities
Municipal Bonds	—	1,002,839,358	—	1,002,839,358

	—	1,002,839,358	—	1,002,839,358

Investments, at Value	Level 1	Level 2	Level 3	Total
Diversified Alternatives Fund
Investments in Securities
Mutual Funds	24,859,535	—	—	24,859,535
Exchange-Traded Funds	3,392,491	—	—	3,392,491
Short-Term Investment	1,518,789	—	—	1,518,789

	29,770,815	—	—	29,770,815

Investments, at Value	Level 1	Level 2	Level 3	Total
Diversified Income Fund
Investments in Securities
Mutual Funds	3,365,322	—	—	3,365,322
Exchange-Traded Funds	9,748,132	—	—	9,748,132
Short-Term Investment	544,636	—	—	544,636

	13,658,090	—	—	13,658,090

Investments, at Value	Level 1	Level 2	Level 3	Total
Dynamic Allocation Fund
Investments in Securities
Mutual Funds	1,586,087	—	—	1,586,087
Exchange-Traded Funds	9,823,047	—	—	9,823,047
Short-Term Investment	248,041	—	—	248,041

	11,657,175	—	—	11,657,175

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

Amounts listed as “–” are $0 or round to $0.

The Level 3 investment held by the International Real Estate Equity Fund, at the beginning, during and at the end of the three-month period in relation to net assets was not significant (less than 0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the twelve-month period ended January 31, 2019 is not presented.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the International Real Estate Equity Fund Level 3 investment, as of January 31, 2019:

Asset	Fair Value at 1/31/19 ($)	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stock*	$0	Market Approach	Liquidity Discount	100%	100%	Fair Value would Decrease
			Total Enterprise Value / Revenue	1.50x to 2.00x	1.75x	Fair Value would Increase
			Price/Book	0.70x - 1.10x	0.90x	Fair Value would Increase
		Income Approach	Adjusted Weighted Average Cost of Capital	16.0% - 18.0%	17.00%	Fair Value would Decrease

*	Represents a single security, as of January 31, 2019. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stock is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in a lower or higher fair value measurement.

b. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c. Foreign Currency Translation

Foreign securities, currency and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, at Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2019

d. Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e. Short Sales

During the period, and prior to changing its principal investment strategies and name from Aberdeen Equity Long-Short Fund to Aberdeen Focused U.S. Equity Fund (which occurred on November 15, 2017), the Aberdeen Focused U.S. Equity Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmarks cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

f. Securities Lending

Through an agreement with BNP Paribas as the Lending Agent and State Street Bank and Trust Company (the Funds’ custodian), the Funds may lend its portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

The Funds continue to own the loaned securities. However, securities lending involves certain risks including the event of default or insolvency of the borrower including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Fund and, therefore, this amount is not presented on the Funds’ Statements of Investments.

At January 31, 2019, the market value of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral
Asia-Pacific (ex-Japan) Equity Fund	$59,720	$61,438	$—
China Opportunities Fund	106,610	109,505	—
Emerging Markets Fund	145,659,591	149,775,052	—
Focused U.S. Equity Fund	1,267,880	1,293,600	—
Global Equity Fund	1,410,373	1,438,901	—
Global Infrastructure fund	16,689,170	17,033,286	—

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2019

Income Builder Fund	11,434,649	11,692,351	—
International Equity Fund	8,255,213	8,454,027	—
International Real Estate Equity Fund	1,408,834	1,437,330
Realty Income & Growth Fund	20,780,088	21,200,517
U.S. Multi-Cap Equity Fund	96,276,356	98,314,523	—
U.S. Small Cap Equity Fund	450,335,164	460,135,470	—
Dynamic Allocation Fund	2,115,720	2,173,412	—

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 29, 2019

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 29, 2019